UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.2%

Brazil—3.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	514,565	$4,764,872
Fibria Celulose S.A.	131,700	931,820
Porto Seguro S.A.	185,476	1,700,688
Qualicorp S.A.	143,400	845,721
Smiles S.A.	84,000	1,393,995

		9,637,096

China—26.6%
AAC Technologies Holdings, Inc.	235,000	2,374,446
Agricultural Bank of China Ltd., Class H	5,048,000	2,177,388
Air China Ltd., Class H	1,176,000	794,960
China CITIC Bank Corp., Ltd., Class H	3,577,000	2,392,576
China Construction Bank Corp., Class H	3,127,000	2,348,496
China Merchants Bank Co., Ltd., Class H	771,500	1,961,951
China Petroleum & Chemical Corp., Class H	7,964,000	5,879,504
China Telecom Corp., Ltd., Class H	2,850,000	1,453,968
China Vanke Co., Ltd., Class H	471,700	1,233,189
Great Wall Motor Co., Ltd., Class H	3,735,000	3,672,824
Industrial & Commercial Bank of China Ltd., Class H	12,521,000	7,946,710
NetEase, Inc. ADR	37,745	9,088,241
New Oriental Education & Technology Group, Inc. ADR	200,745	9,306,538
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,820,000	1,432,066
Skyworth Digital Holdings Ltd.	3,176,000	2,305,858
Tencent Holdings Ltd.	379,200	10,542,524

		64,911,239

Hong Kong—3.6%
CLP Holdings Ltd.	158,000	1,636,414
Link REIT	668,500	4,934,927
Yue Yuen Industrial Holdings Ltd.	564,500	2,332,991

		8,904,332

India—7.4%
Apollo Tyres Ltd.	1,010,558	3,354,706
Aurobindo Pharma Ltd.	112,315	1,448,525
HCL Technologies Ltd.	235,148	2,829,459
Hindalco Industries Ltd.	1,386,341	3,191,482
Housing Development Finance Corp., Ltd.	125,144	2,627,721
LIC Housing Finance Ltd.	383,621	3,349,407
Sintex Industries Ltd. (c)	1,008,344	1,191,019

		17,992,319

	Shares	Value*

Indonesia—1.9%
Bank Rakyat Indonesia Persero Tbk PT	1,353,600	$1,270,133
Telekomunikasi Indonesia Persero Tbk PT	10,021,400	3,337,001

		4,607,134

Korea (Republic of)—19.5%
Hyosung Corp.	27,463	3,263,034
Korea Electric Power Corp.	150,111	7,353,370
KT&G Corp.	29,397	3,347,711
LG Electronics, Inc.	103,340	4,513,105
LG Uplus Corp.	477,981	5,111,804
Lotte Chemical Corp.	14,835	4,043,906
POSCO	15,794	3,273,604
Samsung Electronics Co., Ltd.	8,468	12,335,860
Shinhan Financial Group Co., Ltd.	75,354	2,759,812
SK Innovation Co., Ltd.	10,993	1,628,801

		47,631,007

Malaysia—0.6%
Tenaga Nasional Bhd.	401,000	1,386,604

Mexico—1.2%
Gruma S.A.B. de C.V., Class B	222,328	2,916,788

Russian Federation—5.6%
Lukoil PJSC ADR	94,527	4,606,301
Sberbank of Russia PJSC ADR	788,718	7,429,723
Severstal PJSC GDR	137,727	1,662,365

		13,698,389

South Africa—3.8%
AngloGold Ashanti Ltd. ADR (c)	151,760	2,416,019
AVI Ltd.	213,405	1,461,061
Netcare Ltd.	511,568	1,255,732
Vodacom Group Ltd.	365,551	4,107,185

		9,239,997

Taiwan—10.9%
Asustek Computer, Inc.	233,000	2,082,768
Cheng Shin Rubber Industry Co., Ltd.	458,000	966,181
Chunghwa Telecom Co., Ltd.	1,957,000	6,901,829
Powertech Technology, Inc.	835,000	2,170,090
Siliconware Precision Industries Co., Ltd.	785,635	1,180,031
Taiwan Semiconductor Manufacturing Co., Ltd.	1,951,000	11,468,253
Uni-President Enterprises Corp.	934,000	1,757,330

		26,526,482

Thailand—2.3%
PTT Global Chemical PCL NVDR	1,457,500	2,484,147
PTT PCL (b)	151,900	1,494,652
Thai Union Group PCL NVDR	2,445,400	1,513,932

		5,492,731

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Turkey—2.3%
Eregli Demir ve Celik Fabrikalari TAS	1,563,774	$2,152,052
Tupras Turkiye Petrol Rafinerileri AS	178,856	3,386,901

		5,538,953

United Kingdom—2.2%
British American Tobacco PLC	62,547	4,000,873
Mondi PLC	66,103	1,388,823

		5,389,696

United States—3.4%
Kimberly-Clark Corp.	18,580	2,343,681
Lear Corp.	48,234	5,846,926

		8,190,607

Total Common Stock (cost—$199,897,565)		232,063,374

PREFERRED STOCK—3.9%

Brazil—2.3%
Suzano Papel e Celulose S.A., Class A	647,600	2,084,889
Vale S.A.	728,400	3,449,214

		5,534,103

Russian Federation—1.6%
Surgutneftegas OJSC (b)	8,569,813	3,942,114

Total Preferred Stock (cost—$11,915,855)		9,476,217

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $2,276,006; collateralized by U.S. Treasury Notes, 1.50%, due 3/31/23, valued at $2,325,875 including accrued interest (cost—$2,276,000)	$2,276	2,276,000

Total Investments (cost—$214,089,420) (a)—100.0%		243,815,591

Other assets less liabilities—0.0%		50,155

Net Assets—100.0%		$243,865,746

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $172,467,379, representing 70.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $5,436,766, representing 2.2% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.6%
Oil, Gas & Consumable Fuels	8.6%
Internet Software & Services	8.0%
Diversified Telecommunication Services	6.9%
Metals & Mining	6.6%
Semiconductors & Semiconductor Equipment	6.1%
Technology Hardware, Storage & Peripherals	5.9%
Chemicals	4.6%
Electric Utilities	4.3%
Auto Components	4.2%
Diversified Consumer Services	3.8%
Food Products	3.1%
Tobacco	3.0%
Household Durables	2.8%
Thrifts & Mortgage Finance	2.4%
Equity Real Estate Investment Trusts (REITs)	2.0%
Water Utilities	1.9%
Paper & Forest Products	1.8%
Wireless Telecommunication Services	1.7%
Automobiles	1.5%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.0%
Household Products	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Health Care Providers & Services	0.9%
Insurance	0.7%
Pharmaceuticals	0.6%
Media	0.6%
Real Estate Management & Development	0.5%
Building Products	0.5%
Airlines	0.3%
Repurchase Agreements	0.9%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Aerospace & Defense—4.8%
Lockheed Martin Corp.	99,062	$23,747,143
United Technologies Corp.	181,415	18,431,764

		42,178,907

Auto Components—1.8%
Delphi Automotive PLC	223,985	15,974,610

Banks—1.8%
First Republic Bank	211,960	16,344,236

Beverages—8.7%
Constellation Brands, Inc., Class A	163,603	27,238,263
Monster Beverage Corp. (a)	128,476	18,861,562
PepsiCo, Inc.	284,125	30,904,276

		77,004,101

Biotechnology—8.1%
AbbVie, Inc.	466,010	29,391,251
Alexion Pharmaceuticals, Inc. (a)	70,773	8,672,523
Biogen, Inc. (a)	64,080	20,058,962
Celgene Corp. (a)	127,660	13,344,300

		71,467,036

Capital Markets—1.5%
CME Group, Inc.	129,665	13,552,586

Communications Equipment—1.7%
Palo Alto Networks, Inc. (a)	93,160	14,843,183

Food & Staples Retailing—4.7%
Costco Wholesale Corp.	148,775	22,689,675
Walgreens Boots Alliance, Inc.	232,745	18,763,902

		41,453,577

Food Products—1.6%
Mondelez International, Inc., Class A	329,940	14,484,366

Health Care Equipment & Supplies—5.2%
Danaher Corp.	147,610	11,571,148
DexCom, Inc. (a)	100,120	8,776,519
Edwards Lifesciences Corp. (a)	212,119	25,573,067

		45,920,734

Health Care Providers & Services—3.8%
UnitedHealth Group, Inc.	242,695	33,977,300

Household Durables—1.5%
Newell Brands, Inc.	257,840	13,577,854

Internet & Catalog Retail—7.7%
Amazon.com, Inc. (a)	51,982	43,525,049
Expedia, Inc.	135,885	15,860,497
Priceline Group, Inc. (a)	5,870	8,637,646

		68,023,192

Internet Software & Services—8.8%
Alphabet, Inc., Class A (a)	48,059	38,642,320

	Shares	Value*

Facebook, Inc., Class A (a)	303,671	$38,951,879

		77,594,199

IT Services—4.8%
Visa, Inc., Class A	518,935	42,915,924

Machinery—1.4%
Fortive Corp.	234,355	11,928,669

Oil, Gas & Consumable Fuels—2.2%
EOG Resources, Inc.	203,225	19,653,890

Pharmaceuticals—3.3%
Allergan PLC (a)	67,245	15,487,196
Bristol-Myers Squibb Co.	258,215	13,922,953

		29,410,149

Road & Rail—1.8%
Union Pacific Corp.	163,885	15,983,704

Semiconductors & Semiconductor Equipment—1.5%
Broadcom Ltd.	75,990	13,109,795

Software—6.9%
Microsoft Corp.	650,655	37,477,728
Salesforce.com, Inc. (a)	333,000	23,752,890

		61,230,618

Specialty Retail—7.9%
Home Depot, Inc.	233,238	30,013,066
L Brands, Inc.	143,665	10,167,172
TJX Cos., Inc.	402,118	30,070,384

		70,250,622

Technology Hardware, Storage & Peripherals—5.1%
Apple, Inc.	396,175	44,787,584

Total Common Stock (cost—$638,039,467)		855,666,836

	Principal Amount (000s)

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $35,833,090; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/24, valued at $36,551,050 including accrued interest (cost—$35,833,000)	$35,833	35,833,000

Total Investments (cost—$673,872,467)—100.6%		891,499,836

Liabilities in excess of other assets—(0.6)%		(4,974,345)

Net Assets—100.0%		$886,525,491

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Australia—2.3%
BHP Billiton Ltd.	61,263	$1,061,227

Brazil—1.4%
Vale S.A. ADR (b)	116,600	641,300

Canada—8.0%
Agrium, Inc.	6,011	544,538
Canadian National Railway Co.	11,415	746,180
First Quantum Minerals Ltd.	68,822	569,692
Goldcorp, Inc.	17,600	290,752
Lundin Mining Corp. (c)	213,360	844,040
Suncor Energy, Inc.	25,566	709,717

		3,704,919

Denmark—1.7%
Vestas Wind Systems A/S	9,274	766,065

France—4.1%
Arkema S.A.	8,805	815,187
Total S.A.	22,697	1,079,482

		1,894,669

Germany—2.5%
BASF SE	8,090	692,708
Nordex SE (c)	15,335	467,330

		1,160,038

Spain—2.1%
Gamesa Corp. Tecnologica S.A.	39,350	942,818

Switzerland—6.0%
Glencore PLC (c)	244,005	668,128
Syngenta AG	2,040	893,557
Weatherford International PLC (b)(c)	217,100	1,220,102

		2,781,787

United Kingdom—6.3%
BP PLC	171,344	998,719
Rio Tinto PLC	16,598	551,654
Royal Dutch Shell PLC, Class A	34,428	856,496
Royal Dutch Shell PLC, Class B	19,595	508,013

		2,914,882

United States—64.5%
Alcoa, Inc. (b)	59,293	601,231
Antero Resources Corp. (b)(c)	17,770	478,902
Cabot Oil & Gas Corp.	22,514	580,861
Concho Resources, Inc. (b)(c)	16,640	2,285,504
Continental Resources, Inc. (c)	41,640	2,163,614
Devon Energy Corp.	9,395	414,414
Ecolab, Inc. (b)	3,785	460,710
EOG Resources, Inc.	21,250	2,055,088
Exxon Mobil Corp.	6,130	535,026
Fairmount Santrol Holdings, Inc. (c)	59,145	501,550
Halliburton Co. (b)	12,205	547,760
Kansas City Southern	5,867	547,508

	Shares	Value*

Laredo Petroleum, Inc. (b)(c)	102,135	$1,317,542
Monsanto Co.	4,585	468,587
Parsley Energy, Inc., Class A (c)	33,682	1,128,684
PDC Energy, Inc. (b)(c)	19,734	1,323,362
Pioneer Natural Resources Co.	12,253	2,274,770
PPG Industries, Inc.	3,945	407,755
Range Resources Corp. (b)	48,175	1,866,781
Schlumberger Ltd.	16,295	1,281,439
SM Energy Co. (b)	65,980	2,545,508
Southwestern Energy Co. (c)	43,175	597,542
Tesla Motors, Inc. (c)	690	140,781
U.S. Silica Holdings, Inc.	50,530	2,352,677
Valero Energy Corp.	10,495	556,235
Valvoline, Inc. (c)	8,360	196,376
Vulcan Materials Co.	4,145	471,411
Whiting Petroleum Corp. (b)(c)	189,045	1,652,253

		29,753,871

Total Common Stock (cost—$38,676,898)		45,621,576

EXCHANGE-TRADED FUNDS—1.7%

VanEck Vectors Gold Miners (cost—$902,297)	30,005	793,032

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $915,002; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $938,250 including accrued interest (cost—$915,000)	$915	915,000

Total Investments, before options written (cost—$40,494,195)—102.6%		47,329,608

	Contracts

OPTIONS WRITTEN (c)(d)—(0.9)%

Call Options—(0.9)%
Laredo Petroleum, Inc., strike price $11.00, expires 10/21/16	511	(98,368)
Southwestern Energy Co., strike price $13.00, expires 10/21/16	97	(12,125)
Vale S.A., strike price $5.50, expires 10/21/16	1,166	(29,150)
Weatherford International PLC, strike price $5.50, expires 10/7/16	843	(21,496)

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2016 (unaudited) (continued)

	Contracts	Value*

Whiting Petroleum Corp., strike price $7.00, expires 10/7/16	661	$(118,980)
strike price $7.00, expires 10/21/16	796	(147,260)

Total Options Written (premiums received—$157,138)		(427,379)

Total Investments, net of options written (cost—$40,337,057) (a)—101.7%		46,902,229

Other liabilities in excess of other assets—(1.7)%		(776,142)

Net Assets—100.0%		$46,126,087

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $10,301,384, representing 22.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Transactions in options written for the three months ended September 30, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2016	7,945	$508,803
Options written	18,308	758,275
Options terminated in closing transactions	(12,353)	(618,687)
Options expired	(9,826)	(491,253)

Options outstanding, September 30, 2016	4,074	$157,138

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	56.2%
Energy Equipment & Services	12.8%
Metals & Mining	11.4%
Chemicals	9.7%
Electrical Equipment	4.7%
Road & Rail	2.8%
Exchange-Traded Funds	1.7%
Construction Materials	1.0%
Automobiles	0.3%
Repurchase Agreements	2.0%
Options Written	(0.9)%
Other liabilities in excess of other assets	(1.7)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.1%

Australia—1.8%
Adelaide Brighton Ltd.	85,798	$365,264
Challenger Ltd.	110,958	868,880
Lend Lease Group UNIT	60,100	651,272
Mantra Group Ltd.	274,457	678,780
McMillan Shakespeare Ltd.	52,642	478,761
OFX Group Ltd.	347,173	506,576
Spotless Group Holdings Ltd.	991,127	816,674

		4,366,207

Austria—0.8%
ams AG	32,479	1,055,339
Schoeller-Bleckmann Oilfield Equipment AG	11,385	754,495

		1,809,834

Belgium—0.6%
Ontex Group NV	43,484	1,381,675

Bermuda—0.5%
Essent Group Ltd. (c)	44,048	1,172,117

China—1.1%
China Everbright International Ltd.	423,000	507,136
China State Construction International Holdings Ltd.	428,000	566,335
Nexteer Automotive Group Ltd.	779,000	1,018,536
Sunny Optical Technology Group Co., Ltd.	125,000	621,079

		2,713,086

Denmark—1.5%
GN Store Nord A/S	73,032	1,574,882
SimCorp A/S	33,432	1,939,757

		3,514,639

Finland—1.1%
Amer Sports Oyj	39,772	1,216,440
Huhtamaki Oyj	31,561	1,470,053

		2,686,493

France—3.5%
Euronext NV (a)	42,857	1,828,659
Korian S.A.	42,192	1,357,920
Nexity S.A. (c)	27,218	1,437,440
Sartorius Stedim Biotech	32,931	2,473,244
Virbac S.A. (c)	6,704	1,121,035

		8,218,298

Germany—1.5%
Bechtle AG	16,704	1,933,932
CANCOM SE	30,449	1,590,886

		3,524,818

Hong Kong—0.3%
Techtronic Industries Co., Ltd.	154,000	603,263

	Shares	Value*

Ireland—1.2%
Glanbia PLC	52,289	$1,005,902
Kingspan Group PLC	64,425	1,735,476

		2,741,378

Italy—1.1%
De’ Longhi SpA	50,925	1,233,406
Yoox Net-A-Porter Group SpA (c)	44,576	1,381,518

		2,614,924

Japan—13.6%
Aica Kogyo Co., Ltd.	50,300	1,338,008
Asahi Intecc Co., Ltd.	13,400	613,244
Bandai Namco Holdings, Inc.	63,400	1,940,553
Daicel Corp.	132,700	1,676,940
Daifuku Co., Ltd.	75,800	1,391,896
Disco Corp.	11,900	1,409,385
Don Quijote Holdings Co., Ltd.	29,000	1,063,873
Fujitsu General Ltd.	80,000	1,733,294
Hoshizaki Corp.	9,600	876,055
Kobayashi Pharmaceutical Co., Ltd.	17,800	929,802
Kyudenko Corp.	29,700	1,089,781
Lion Corp.	99,000	1,604,066
MISUMI Group, Inc.	102,400	1,924,372
Mitsubishi UFJ Lease & Finance Co., Ltd.	243,700	1,118,321
Morinaga Milk Industry Co., Ltd.	68,000	544,865
Pigeon Corp.	11,000	333,180
Ryohin Keikaku Co., Ltd.	5,000	1,009,795
Sanwa Holdings Corp.	167,000	1,616,725
Sohgo Security Services Co., Ltd.	36,600	1,966,986
Start Today Co., Ltd.	96,000	1,651,840
Teijin Ltd.	59,400	1,152,363
Temp Holdings Co., Ltd.	47,400	832,488
Ulvac, Inc.	24,800	741,179
Unipres Corp.	96,200	1,698,532
Yamaha Motor Co., Ltd.	92,500	1,868,806

		32,126,349

Korea (Republic of)—0.5%
Dongbu Insurance Co., Ltd.	9,940	617,971
LIG Nex1 Co., Ltd.	7,831	592,080

		1,210,051

Netherlands—1.6%
Aalberts Industries NV	49,814	1,696,646
Flow Traders (a)	26,288	798,643
IMCD Group NV	31,420	1,379,883

		3,875,172

Philippines—0.3%
Cosco Capital, Inc.	3,891,700	666,145

Spain—0.6%
Melia Hotels International S.A.	119,585	1,491,192

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Sweden—3.6%
AAK AB	20,646	$1,525,448
Betsson AB (c)	103,763	1,147,148
Fastighets AB Balder, Class B (c)	50,765	1,349,607
Indutrade AB	22,251	477,811
JM AB	31,870	871,156
NetEnt AB (c)	159,439	1,460,166
Nibe Industrier AB, Class B	177,660	1,581,762

		8,413,098

Switzerland—1.5%
Georg Fischer AG	2,169	1,901,548
Interroll Holding AG	1,553	1,731,239

		3,632,787

Taiwan—0.5%
Ennoconn Corp.	15,113	253,075
Sinbon Electronics Co., Ltd.	275,793	636,929
Tung Thih Electronic Co., Ltd.	22,000	310,272

		1,200,276

United Kingdom—4.1%
ASOS PLC (c)	27,521	1,731,846
Auto Trader Group PLC (a)	301,987	1,587,536
Genus PLC	40,452	1,021,372
Inmarsat PLC	105,289	959,843
Intermediate Capital Group PLC	155,400	1,186,581
Senior PLC	133,051	394,944
Spectris PLC	51,345	1,307,408
Tullow Oil PLC (c)	450,496	1,479,739

		9,669,269

United States—57.8%
ABIOMED, Inc. (c)	7,376	948,406
Air Transport Services Group, Inc. (c)	57,744	828,626
Alexandria Real Estate Equities, Inc. REIT	13,857	1,507,226
Ameris Bancorp	64,144	2,241,833
AMERISAFE, Inc.	18,536	1,089,546
AMN Healthcare Services, Inc. (c)	24,951	795,188
AO Smith Corp.	17,623	1,740,976
Babcock & Wilcox Enterprises, Inc. (c)	45,632	752,928
Banc of California, Inc.	84,654	1,478,059
Belden, Inc.	18,888	1,303,083
Berry Plastics Group, Inc. (c)	45,859	2,010,917
Bluebird Bio, Inc. (c)	8,715	590,703
Brookdale Senior Living, Inc. (c)	87,079	1,519,529
Brown & Brown, Inc.	50,572	1,907,070
Builders FirstSource, Inc. (c)	116,185	1,337,289
Callon Petroleum Co. (c)	87,184	1,368,789
Cambrex Corp. (c)	26,152	1,162,718
Cantel Medical Corp.	19,395	1,512,422
Carlisle Cos., Inc.	20,987	2,152,637
Cooper Cos., Inc.	5,957	1,067,852
Cooper-Standard Holding, Inc. (c)	11,556	1,141,733
Core-Mark Holding Co., Inc.	23,694	848,245
CoStar Group, Inc. (c)	8,367	1,811,707
Cott Corp.	108,605	1,547,621

	Shares	Value*

CubeSmart REIT	48,031	$1,309,325
Cynosure, Inc., Class A (c)	23,945	1,219,758
CyrusOne, Inc. REIT	30,092	1,431,476
Dave & Buster’s Entertainment, Inc. (c)	30,504	1,195,147
Dick’s Sporting Goods, Inc.	24,178	1,371,376
Dycom Industries, Inc. (c)	13,953	1,141,076
Eagle Bancorp, Inc. (c)	30,054	1,482,564
Echo Global Logistics, Inc. (c)	35,500	818,630
Electronics For Imaging, Inc. (c)	27,650	1,352,638
Energen Corp.	28,285	1,632,610
EPAM Systems, Inc. (c)	15,398	1,067,235
Equity LifeStyle Properties, Inc. REIT	26,158	2,018,874
Euronet Worldwide, Inc. (c)	18,545	1,517,537
Five9, Inc. (c)	98,428	1,543,351
Gibraltar Industries, Inc. (c)	31,217	1,159,712
Gigamon, Inc. (c)	23,455	1,285,334
Granite Construction, Inc.	33,297	1,656,193
Guidewire Software, Inc. (c)	16,608	996,148
Hanover Insurance Group, Inc.	29,881	2,253,625
Harsco Corp.	116,621	1,158,047
HD Supply Holdings, Inc. (c)	49,480	1,582,370
Helix Energy Solutions Group, Inc. (c)	141,010	1,146,411
Hill-Rom Holdings, Inc.	5,190	321,676
Howard Hughes Corp. (c)	14,070	1,611,015
Huntsman Corp.	113,239	1,842,399
Ingredion, Inc.	10,021	1,333,394
Inphi Corp. (c)	24,264	1,055,727
Installed Building Products, Inc. (c)	34,595	1,240,923
Itron, Inc. (c)	15,464	862,273
j2 Global, Inc.	18,405	1,225,957
Jack in the Box, Inc.	10,574	1,014,470
John Bean Technologies Corp.	29,297	2,066,903
Kilroy Realty Corp. REIT	27,813	1,928,832
Ligand Pharmaceuticals, Inc., Class B (c)	11,228	1,145,930
Lumentum Holdings, Inc. (c)	40,411	1,687,968
Macquarie Infrastructure Corp.	24,524	2,041,378
Manhattan Associates, Inc. (c)	22,111	1,274,036
MasTec, Inc. (c)	49,093	1,460,026
MDU Resources Group, Inc.	76,602	1,948,755
Microsemi Corp. (c)	38,927	1,634,155
Middleby Corp. (c)	12,031	1,487,272
Motorcar Parts of America, Inc. (c)	38,196	1,099,281
National Beverage Corp. (c)	13,588	598,551
National General Holdings Corp.	65,456	1,455,741
Nevro Corp. (c)	10,128	1,057,262
NVR, Inc. (c)	816	1,338,134
ON Semiconductor Corp. (c)	116,321	1,433,075
Owens-Illinois, Inc. (c)	79,816	1,467,816
Paylocity Holding Corp. (c)	18,130	806,060
Penumbra, Inc. (c)	16,024	1,217,664
Pinnacle Foods, Inc.	42,338	2,124,097
Post Holdings, Inc. (c)	16,608	1,281,639
PrivateBancorp, Inc.	31,206	1,432,980
PTC, Inc. (c)	39,176	1,735,889
Retail Opportunity Investments Corp.	74,939	1,645,660
Rogers Corp. (c)	21,473	1,311,571

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Sabre Corp.	49,403	$1,392,177
Sanchez Energy Corp. (c)	118,611	1,048,521
ServiceMaster Global Holdings, Inc. (c)	17,127	576,837
SM Energy Co.	17,000	655,860
Spirit Realty Capital, Inc. REIT	165,383	2,204,555
Supernus Pharmaceuticals, Inc. (c)	31,012	766,927
Take-Two Interactive Software, Inc. (c)	38,907	1,753,928
Texas Roadhouse, Inc.	21,482	838,442
TiVo Corp. (c)	44,480	866,470
TransUnion (c)	45,808	1,580,376
Tyler Technologies, Inc. (c)	9,584	1,641,068
United States Steel Corp.	52,701	993,941
Ultimate Software Group, Inc. (c)	9,212	1,882,841
VCA, Inc. (c) nexti	24,513	1,715,420
Visteon Corp.	18,734	1,342,478
West Pharmaceutical Services, Inc.	24,858	1,851,921
Western Alliance Bancorp (c)	57,058	2,141,957
William Lyon Homes, Class A (c)	42,574	789,748
Yelp, Inc. (c)	25,283	1,054,301
Zions Bancorporation	39,453	1,223,832

		136,514,649

Total Common Stock (cost—$198,126,555)		234,145,720

	Principal Amount (000s)	Value*

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $2,408,006; collateralized by U.S. Treasury Notes, 2.00%, due 2/15/25, valued at $2,460,300 including accrued interest (cost—$2,408,000)	$2,408	$2,408,000

Total Investments (cost—$200,534,555) (b)—100.1%		236,553,720

Liabilities in excess of other assets (d)—(0.1)%		(342,809)

Net Assets—100.0%		$236,210,911

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $89,585,082, representing 37.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at September 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2016	Unrealized Appreciation
Sold:
838 Philippine Peso settling 10/3/16	State Street Bank	$17	$17	$0

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Software	6.0%
Health Care Equipment & Supplies	5.9%
Machinery	5.2%
Equity Real Estate Investment Trusts (REITs)	5.1%
Building Products	4.4%
Banks	4.2%
Internet Software & Services	3.7%
Food Products	3.3%
Household Durables	3.3%
IT Services	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Insurance	3.1%
Auto Components	2.8%
Hotels, Restaurants & Leisure	2.7%
Oil, Gas & Consumable Fuels	2.6%
Electronic Equipment, Instruments & Components	2.6%
Construction & Engineering	2.5%
Health Care Providers & Services	2.3%
Trading Companies & Distributors	2.3%
Real Estate Management & Development	2.1%
Containers & Packaging	2.1%
Internet & Catalog Retail	2.0%
Chemicals	2.0%
Capital Markets	1.6%
Commercial Services & Supplies	1.4%
Leisure Products	1.3%
Professional Services	1.2%
Biotechnology	1.2%
Diversified Financial Services	1.1%
Personal Products	1.0%
Industrial Conglomerates	0.9%
Beverages	0.9%
Multi-line Retail	0.9%
Transportation Infrastructure	0.9%
Multi-Utilities	0.8%
Household Products	0.8%
Energy Equipment & Services	0.8%
Pharmaceuticals	0.8%
Automobiles	0.8%
Communications Equipment	0.7%
Air Freight & Logistics	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Specialty Retail	0.6%
Thrifts & Mortgage Finance	0.5%
Life Sciences Tools & Services	0.5%
Metals & Mining	0.4%
Aerospace & Defense	0.4%
Diversified Telecommunication Services	0.4%
Distributors	0.4%
Electrical Equipment	0.3%
Food & Staples Retailing	0.3%
Diversified Consumer Services	0.2%
Construction Materials	0.1%
Repurchase Agreements	1.0%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—92.7%

Biotechnology—36.4%
AbbVie, Inc.	154,306	$9,732,079
Actelion Ltd. (c)	5,895	1,022,983
Alexion Pharmaceuticals, Inc. (c)	14,724	1,804,279
Alnylam Pharmaceuticals, Inc. (c)	5,475	371,096
Amgen, Inc.	26,780	4,467,172
Biogen, Inc. (c)	17,103	5,353,752
BioMarin Pharmaceutical, Inc. (c)	33,034	3,056,306
Celgene Corp. (b)(c)	56,670	5,923,715
Eagle Pharmaceuticals, Inc. (c)	22,507	1,575,490
Exelixis, Inc. (c)	92,165	1,178,790
Genmab A/S (c)	10,386	1,777,592
Gilead Sciences, Inc.	18,566	1,468,942
Incyte Corp. (c)	59,393	5,600,166
Juno Therapeutics, Inc. (c)	10,330	310,003
La Jolla Pharmaceutical Co. (c)	37,008	880,420
Neurocrine Biosciences, Inc. (c)	26,995	1,367,027
Regeneron Pharmaceuticals, Inc. (c)	10,190	4,096,584
Shire PLC	69,895	4,519,629
Shire PLC ADR	13,802	2,675,656
Vertex Pharmaceuticals, Inc. (c)	40,220	3,507,586

		60,689,267

Food & Staples Retailing—2.3%
Walgreens Boots Alliance, Inc.	48,680	3,924,581

Health Care Equipment & Supplies—20.2%
Abbott Laboratories	49,893	2,109,975
ABIOMED, Inc. (c)	19,318	2,483,908
Baxter International, Inc.	17,376	827,098
Becton Dickinson and Co.	7,191	1,292,438
Boston Scientific Corp. (c)	212,177	5,049,813
DexCom, Inc. (c)	22,159	1,942,458
Edwards Lifesciences Corp. (c)	19,621	2,365,508
Medtronic PLC	101,647	8,782,301
NuVasive, Inc. (c)	23,080	1,538,513
Stryker Corp.	13,557	1,578,170
Teleflex, Inc.	12,080	2,030,044
Zimmer Biomet Holdings, Inc.	27,712	3,603,114

		33,603,340

Health Care Providers & Services—14.3%
Aetna, Inc.	35,560	4,105,402
HCA Holdings, Inc. (c)	56,441	4,268,633
Laboratory Corp. of America Holdings (c)	25,266	3,473,570
UnitedHealth Group, Inc.	74,361	10,410,540
Universal Health Services, Inc., Class B	12,293	1,514,743

		23,772,888

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	6,060	963,904

	Shares	Value*

Pharmaceuticals—18.9%
Allergan PLC (c)	20,196	$4,651,341
Bristol-Myers Squibb Co.	90,130	4,859,810
Catalent, Inc. (c)	55,608	1,436,911
Eli Lilly & Co.	19,440	1,560,254
Johnson & Johnson (b)	30,687	3,625,055
Medicines Co. (c)	21,872	825,449
Merck & Co., Inc.	75,977	4,741,725
Mylan NV (c)	6,254	238,402
Novartis AG ADR	20,278	1,601,151
Novo Nordisk A/S, Class B	12,715	529,945
Pfizer, Inc.	166,074	5,624,926
Roche Holding AG	7,565	1,879,890

		31,574,859

Total Common Stock (cost—$141,444,024)		154,528,839

	Principal Amount (000s)

Repurchase Agreements—6.3%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $10,465,026; collateralized by U.S. Treasury Notes, 2.00%, due 2/15/25, valued at $10,675,200 including accrued interest (cost—$10,465,000)	$10,465	10,465,000

Total Investments (cost—$151,909,024) (a)—99.0%		164,993,839

Other assets less liabilities—1.0%		1,609,070

Net Assets—100.0%		$166,602,909

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $9,730,039, representing 5.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short. There were no open securities sold short outstanding at September 30, 2016, however the Fund had securities segregated as collateral for any transactions in the future.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—32.9%

Advertising—0.1%
Affinion Group Holdings, Inc. Class A (b)(f)(j)(k) (acquisition cost—$1,422,157; purchased 11/9/15—11/12/15)	80,205	$1,657,837

Aerospace & Defense—1.0%
Boeing Co.	163,200	21,499,968
United Technologies Corp.	99,147	10,073,335

		31,573,303

Apparel & Textiles—0.0%
Quiksilver, Inc. (b)(f)(k)	2,328	53,102

Auto Components—0.6%
Johnson Controls International PLC	370,382	17,233,874

Automobiles—0.8%
Ferrari N.V.	105,159	5,454,597
Ford Motor Co.	1,199,700	14,480,379
General Motors Co.	131,582	4,180,360

		24,115,336

Banks—0.8%
Bank of America Corp. (h)	516,539	8,083,835
Wells Fargo & Co.	382,200	16,923,816

		25,007,651

Beverages—1.2%
Coca-Cola Co.	336,200	14,227,984
PepsiCo, Inc. (h)	193,600	21,057,872

		35,285,856

Biotechnology—2.8%
AbbVie, Inc. (h)	365,700	23,064,699
Amgen, Inc. (h)	151,300	25,238,353
Biogen, Inc. (k)	54,800	17,154,044
Gilead Sciences, Inc.	239,250	18,929,460

		84,386,556

Chemicals—0.6%
Monsanto Co.	179,600	18,355,120

Construction & Engineering—0.3%
Fluor Corp.	209,800	10,766,936

Diversified Telecommunication Services—0.6%
Intelsat S.A. (k)	121,250	328,587
Verizon Communications, Inc.	322,900	16,784,342

		17,112,929

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A (h)	175,900	11,419,428

Energy Equipment & Services—0.6%
Hercules Offshore, Inc. (k)	174,935	302,638
National Oilwell Varco, Inc.	93,000	3,416,820
Schlumberger Ltd.	172,400	13,557,536

		17,276,994

	Shares	Value*

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	111,600	$17,020,116
Kroger Co.	472,000	14,008,960
Walgreens Boots Alliance, Inc. (h)	286,600	23,105,692

		54,134,768

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	6,732,441

Health Care Equipment & Supplies—0.5%
Baxter International, Inc. (h)	300,200	14,289,520

Health Care Providers & Services—1.7%
HCA Holdings, Inc. (k)	77,209	5,839,317
Laboratory Corp. of America Holdings (h)(k)	33,032	4,541,239
McKesson Corp.	114,300	19,059,525
UnitedHealth Group, Inc. (h)	151,700	21,238,000

		50,678,081

Hotels, Restaurants & Leisure—1.4%
McDonald’s Corp.	167,000	19,265,120
MGM Resorts International (k)	230,251	5,993,434
Starbucks Corp.	325,600	17,627,984

		42,886,538

Household Products—0.6%
Procter & Gamble Co.	191,500	17,187,125

Industrial Conglomerates—0.8%
3M Co. (h)	88,300	15,561,109
General Electric Co.	326,200	9,662,044

		25,223,153

Insurance—0.6%
Prudential Financial, Inc.	214,200	17,489,430

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (h)(k)	34,800	29,138,388

Internet Software & Services—2.5%
Alibaba Group Holding Ltd. ADR (h)(k)	154,100	16,302,239
Alphabet, Inc., Class A (h)(k)	37,745	30,349,245
Facebook, Inc., Class A (h)(k)	217,000	27,834,590

		74,486,074

IT Services—1.2%
International Business Machines Corp.	92,200	14,645,970
Visa, Inc., Class A (h)	270,800	22,395,160

		37,041,130

Machinery—0.9%
AGCO Corp.	208,700	10,293,084
Deere & Co.	133,100	11,360,085
Joy Global, Inc.	166,700	4,624,258

		26,277,427

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Media—1.6%
Comcast Corp., Class A (h)	382,500	$25,375,050
Walt Disney Co.	238,900	22,184,254

		47,559,304

Metals & Mining—0.2%
ArcelorMittal (k)	921,115	5,563,535
Freeport-McMoRan, Inc.	113,100	1,228,266

		6,791,801

Multi-line Retail—0.7%
Target Corp.	299,900	20,597,132

Oil, Gas & Consumable Fuels—0.6%
Occidental Petroleum Corp. (h)	94,700	6,905,524
Valero Energy Corp.	165,000	8,745,000
Whiting Petroleum Corp. (k)	201,531	1,761,381

		17,411,905

Pharmaceuticals—0.4%
Bristol-Myers Squibb Co.	242,700	13,086,384

Road & Rail—0.6%
Union Pacific Corp.	196,100	19,125,633

Semiconductors—0.0%
GT Advanced Technologies, Inc. (f)(k)	463	10,552

Semiconductors & Semiconductor Equipment—2.0%
Intel Corp. (h)	665,900	25,137,725
QUALCOMM, Inc.	249,900	17,118,150
Texas Instruments, Inc. (h)	246,400	17,292,352

		59,548,227

Software—1.7%
Microsoft Corp. (h)	515,500	29,692,800
Oracle Corp. (h)	587,100	23,061,288

		52,754,088

Specialty Retail—0.8%
Home Depot, Inc. (h)	188,300	24,230,444

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc. (h)	308,150	34,836,357
Western Digital Corp.	1,953	114,192

		34,950,549

Trading Companies & Distributors—0.1%
WESCO International, Inc. (k)	54,455	3,348,438

Total Common Stock (cost—$1,165,376,863)		989,223,454

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—31.9%

Advertising—0.1%
Affinion Group, Inc. (b),
7.875%, 12/15/18	$3,820	$2,616,700

Aerospace & Defense—0.8%
KLX, Inc. (a)(c),
5.875%, 12/1/22	8,435	8,772,400
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	3,263	3,050,905
TransDigm, Inc.,
6.50%, 5/15/25	5,020	5,258,450
7.50%, 7/15/21	7,626	8,088,326

		25,170,081

Apparel & Textiles—0.0%
Quiksilver, Inc. (b)(e)(f),
10.00%, 8/1/20	1,000	50,500

Auto Components—0.7%
Accuride Corp.,
9.50%, 8/1/18	3,915	3,934,575
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	5,265	5,587,481
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	9,276	9,299,190
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	1,850	1,933,250

		20,754,496

Auto Manufacturers—0.2%
Navistar International Corp.,
8.25%, 11/1/21	6,153	6,122,235

Building Materials—0.4%
Builders FirstSource, Inc. (a)(c),
5.625%, 9/1/24	5,905	6,082,150
Louisiana-Pacific Corp.,
7.50%, 6/1/20	6,035	6,267,951

		12,350,101

Chemicals—1.1%
A Schulman, Inc. (a)(c),
6.875%, 6/1/23	1,360	1,380,400
Chemours Co.,
6.625%, 5/15/23	7,000	6,877,500
7.00%, 5/15/25	7,520	7,426,000
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	2,712	2,723,729
Platform Specialty Products Corp. (a)(c),
6.50%, 2/1/22	7,445	7,277,488
Tronox Finance LLC (a)(c),
7.50%, 3/15/22	3,710	3,403,925
Univar, Inc. (a)(c),
6.75%, 7/15/23	4,665	4,828,275

		33,917,317

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Coal—0.2%
Arch Coal, Inc. (e),
9.875%, 6/15/19	$3,930	$189,131
CONSOL Energy, Inc.,
5.875%, 4/15/22	5,530	5,115,250

		5,304,381

Commercial Services—1.8%
Cardtronics, Inc.,
5.125%, 8/1/22	3,105	3,190,388
Cenveo Corp. (a)(c),
6.00%, 8/1/19	3,060	2,731,050
6.00%, 5/15/24	8,117	7,325,141
8.50%, 9/15/22	1,520	1,102,000
Harland Clarke Holdings Corp. (a)(c),
9.25%, 3/1/21	7,620	6,505,575
Hertz Corp.,
5.50%, 10/15/24 (a)(c)	5,215	5,201,962
6.75%, 4/15/19	3,795	3,883,196
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	6,095,250
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,187,013
7.00%, 2/15/22	5,500	5,761,250
United Rentals North America, Inc.,
5.50%, 7/15/25	7,835	8,060,256

		53,043,081

Computers—0.4%
Diamond 1 Finance Corp. (a)(c),
7.125%, 6/15/24	4,115	4,528,479
DynCorp International, Inc.,
11.875%, 11/30/20	687	510,320
Harland Clarke Holdings Corp. (a)(c),
9.75%, 8/1/18	4,190	4,310,463
Unisys Corp.,
6.25%, 8/15/17	3,615	3,709,894

		13,059,156

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	1,460	1,553,075

Distribution/Wholesale—0.4%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	6,015	6,375,900
HD Supply, Inc.,
7.50%, 7/15/20	2,465	2,560,519
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	3,918,337

		12,854,756

Diversified Financial Services—1.4%
Affinion International Holdings Ltd. (a)(b)(c),
7.50%, 7/30/18	920	843,934

	Principal Amount (000s)	Value*

Ally Financial, Inc.,
5.75%, 11/20/25	$4,280	$4,494,000
8.00%, 3/15/20	2,995	3,429,275
Community Choice Financial, Inc.,
10.75%, 5/1/19	7,165	3,761,625
Energizer Holdings, Inc. (a)(c),
5.50%, 6/15/25	1,345	1,388,713
International Lease Finance Corp.,
8.75%, 3/15/17	4,035	4,155,602
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,213,226
9.625%, 5/1/19	4,260	4,478,325
Navient Corp.,
6.625%, 7/26/21	820	828,200
8.45%, 6/15/18	3,920	4,223,800
Springleaf Finance Corp.,
6.90%, 12/15/17	3,530	3,719,737
8.25%, 10/1/23	4,360	4,599,800

		41,136,237

Electric Utilities—0.6%
Calpine Corp.,
5.75%, 1/15/25	6,140	6,078,600
7.875%, 1/15/23 (a)(c)	721	762,458
NRG Energy, Inc.,
6.25%, 5/1/24	7,748	7,902,960
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,717,237

		17,461,255

Electrical Equipment—0.2%
Anixter, Inc.,
5.125%, 10/1/21	1,470	1,545,338
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,815	4,851,112

		6,396,450

Electronics—0.3%
Kemet Corp.,
10.50%, 5/1/18	10,015	10,052,556

Energy-Alternate Sources—0.1%
TerraForm Power Operating LLC (a)(c),
9.375%, 2/1/23	3,410	3,529,350

Engineering & Construction—0.3%
AECOM,
5.875%, 10/15/24	8,550	9,148,500

Entertainment—0.7%
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,254,000
International Game Technology PLC (a)(c),
6.25%, 2/15/22	6,340	6,779,869
Scientific Games International, Inc.,
10.00%, 12/1/22	10,000	9,300,000

		22,333,869

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Food & Beverage—0.3%
Albertsons Cos. LLC (a)(c),
6.625%, 6/15/24	$2,250	$2,345,625
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	6,956,000

		9,301,625

Healthcare-Products—0.8%
Hologic, Inc. (a)(c),
5.25%, 7/15/22	3,635	3,871,275
Kinetic Concepts, Inc.,
9.625%, 10/1/21 (a)(c)	8,305	8,325,762
10.50%, 11/1/18	7,450	7,833,675
Teleflex, Inc.,
5.25%, 6/15/24	4,820	5,048,950

		25,079,662

Healthcare-Services—1.9%
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,162,500
7.125%, 7/15/20	4,970	4,644,465
8.00%, 11/15/19	5,730	5,644,050
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	6,860	7,010,062
Envision Healthcare Corp. (a)(c),
5.125%, 7/1/22	5,785	5,785,000
HCA, Inc.,
7.50%, 2/15/22	8,185	9,412,750
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	6,176,466
8.75%, 1/15/23	2,630	2,639,863
Select Medical Corp.,
6.375%, 6/1/21	4,550	4,498,813
Tenet Healthcare Corp.,
5.00%, 3/1/19	3,250	3,209,375
8.125%, 4/1/22	7,010	7,045,050

		58,228,394

Home Builders—1.2%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,810	2,810,000
8.75%, 3/15/22 (a)(c)	1,880	1,988,100
9.125%, 5/15/19	2,475	2,494,676
Brookfield Residential Properties, Inc. (a)(c),
6.125%, 7/1/22	5,000	5,075,000
6.50%, 12/15/20	8,735	9,084,400
CalAtlantic Group, Inc.,
5.875%, 11/15/24	2,295	2,467,125
8.375%, 5/15/18	4,650	5,109,188
KB Home,
8.00%, 3/15/20	5,535	6,192,281

		35,220,770

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	3,165	3,434,025

	Principal Amount (000s)	Value*

Insurance—0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	$4,025	$4,035,063

Internet—0.1%
Mood Media Corp. (a)(c),
9.25%, 10/15/20	1,910	1,499,350

Internet & Catalog Retail—0.2%
Netflix, Inc.,
5.875%, 2/15/25	4,655	5,062,313

Iron/Steel—0.9%
AK Steel Corp.,
7.50%, 7/15/23	3,475	3,709,562
7.625%, 5/15/20	1,220	1,195,600
8.375%, 4/1/22	5,270	5,151,425
ArcelorMittal,
10.85%, 6/1/19	6,285	7,636,275
Steel Dynamics, Inc.,
5.50%, 10/1/24	1,270	1,333,500
United States Steel Corp. (a)(c),
8.375%, 7/1/21	8,060	8,835,775

		27,862,137

Leisure Time—0.2%
NCL Corp., Ltd. (a)(c),
5.25%, 11/15/19	5,615	5,699,225

Lodging—0.2%
MGM Resorts International,
6.625%, 12/15/21	500	565,000
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	4,495	4,545,569

		5,110,569

Machinery-Construction & Mining—0.2%
BlueLine Rental Finance Corp. (a)(c),
7.00%, 2/1/19	7,480	6,563,700

Machinery-Diversified—0.2%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,750	1,868,125
Zebra Technologies Corp.,
7.25%, 10/15/22	4,330	4,719,700

		6,587,825

Media—2.6%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,562,500
8.625%, 9/15/17	4,020	4,228,538
CCO Holdings LLC,
5.50%, 5/1/26 (a)(c)	2,500	2,625,000
5.75%, 1/15/24	6,915	7,364,475
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	6,610	6,915,713
DISH DBS Corp.,
5.875%, 7/15/22	4,880	5,038,600
6.75%, 6/1/21	6,000	6,480,000

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Gray Television, Inc.,
5.875%, 7/15/26 (a)(c)	$7,430	$7,504,300
7.50%, 10/1/20	6,015	6,246,968
LIN Television Corp.,
5.875%, 11/15/22	6,210	6,536,025
McClatchy Co.,
9.00%, 12/15/22	7,035	7,263,637
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,862,000
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	6,220	6,476,575
Postmedia Network, Inc.,
12.50%, 7/15/18	2,980	2,778,850
SFX Entertainment, Inc. (a)(b)(c)(e),
9.625%, 2/1/19	7,628	76,280

		78,959,461

Mining—0.7%
Alcoa Nederland Holding BV (a)(c),
6.75%, 9/30/24	4,205	4,378,456
7.00%, 9/30/26	950	984,437
Alcoa, Inc.,
5.90%, 2/1/27	2,795	3,004,625
Freeport-McMoRan, Inc.,
3.875%, 3/15/23	6,250	5,687,500
HudBay Minerals, Inc.,
9.50%, 10/1/20	3,385	3,411,234
Joseph T. Ryerson & Son, Inc. (a)(c),
11.00%, 5/15/22	1,500	1,653,750
Thompson Creek Metals Co., Inc.,
12.50%, 5/1/19	437	464,586

		19,584,588

Miscellaneous Manufacturing—0.2%
Gates Global LLC (a)(c),
6.00%, 7/15/22	1,260	1,203,300
Trinseo Materials Operating SCA (a)(c),
6.75%, 5/1/22	4,665	4,944,900

		6,148,200

Oil, Gas & Consumable Fuels—2.8%
BreitBurn Energy Partners L.P. (e),
7.875%, 4/15/22	1,870	963,050
8.625%, 10/15/20	5,475	2,833,313
Callon Petroleum Co. (a)(c)(d),
6.125%, 10/1/24	3,280	3,403,000
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	8,163,312
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,726,325
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	5,706,837
Continental Resources, Inc.,
5.00%, 9/15/22	3,285	3,285,000
CVR Refining LLC,
6.50%, 11/1/22	4,525	4,117,750

	Principal Amount (000s)	Value*

Energy XXI Gulf Coast, Inc. (e),
6.875%, 3/15/24	$3,120	$312,000
9.25%, 12/15/17	5,110	511,000
EP Energy LLC,
9.375%, 5/1/20	8,765	6,266,975
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,586,488
Linn Energy LLC (e),
6.50%, 9/15/21	2,940	764,400
Oasis Petroleum, Inc.,
6.875%, 3/15/22	5,705	5,491,063
Permian Resources LLC (a)(c),
7.375%, 11/1/21	5,000	3,562,500
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,478,750
Rice Energy, Inc.,
6.25%, 5/1/22	7,795	8,087,312
Sanchez Energy Corp.,
6.125%, 1/15/23	4,820	3,892,150
Sunoco L.P. (a)(c),
6.375%, 4/1/23	9,115	9,411,237
Ultra Petroleum Corp. (a)(c)(e),
6.125%, 10/1/24	1,210	961,950
Vanguard Natural Resources LLC,
7.875%, 4/1/20	7,305	3,670,763
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	2,153,725

		85,348,900

Paper & Forest Products—0.2%
Mercer International, Inc.,
7.75%, 12/1/22	4,140	4,403,925

Pharmaceuticals—0.8%
Endo Finance LLC (a)(c),
5.375%, 1/15/23	4,015	3,573,350
Horizon Pharma, Inc.,
6.625%, 5/1/23	8,115	7,688,962
Valeant Pharmaceuticals International, Inc. (a)(c),
6.125%, 4/15/25	6,280	5,424,350
7.50%, 7/15/21	6,450	6,264,563

		22,951,225

Pipelines—0.6%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	5,259	5,482,507
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,268	5,696,025
Tesoro Logistics L.P.,
6.125%, 10/15/21	2,715	2,840,569
6.25%, 10/15/22	4,800	5,148,000

		19,167,101

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Real Estate—0.5%
Equinix, Inc.,
5.375%, 1/1/22	$3,855	$4,095,938
iStar, Inc.,
7.125%, 2/15/18	3,805	3,980,981
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	6,758	6,834,027

		14,910,946

Retail—0.9%
Conn’s, Inc.,
7.25%, 7/15/22	7,620	5,981,700
Dollar Tree, Inc.,
5.75%, 3/1/23	7,915	8,558,094
Neiman Marcus Group Ltd. LLC (a)(c),
8.00%, 10/15/21	6,810	5,686,350
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,168,750
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,340	3,540,400

		26,935,294

Semiconductors—1.0%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	15	16,275
7.00%, 7/1/24	2,000	1,975,000
7.50%, 8/15/22	1,670	1,722,188
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	6,227,862
Micron Technology, Inc.,
5.875%, 2/15/22	6,400	6,592,000
Qorvo, Inc.,
7.00%, 12/1/25	6,945	7,561,369
Sensata Technologies BV (a)(c),
5.625%, 11/1/24	5,810	6,158,600

		30,253,294

Software—1.4%
Activision Blizzard, Inc. (a)(c),
6.125%, 9/15/23	3,770	4,144,199
Camelot Finance S.A. (a)(c)(d),
7.875%, 10/15/24	4,550	4,703,562
First Data Corp. (a)(c),
7.00%, 12/1/23	7,115	7,541,900
j2 Cloud Services, Inc.,
8.00%, 8/1/20	5,380	5,601,925
MSCI, Inc. (a)(c),
5.25%, 11/15/24	5,620	5,977,713
Open Text Corp. (a)(c),
5.625%, 1/15/23	6,695	6,862,375
Rackspace Hosting, Inc. (a)(c),
6.50%, 1/15/24	1,220	1,345,050
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	4,375	4,626,563

		40,803,287

	Principal Amount (000s)	Value*

Specialty Retail—0.1%
L Brands, Inc.,
6.875%, 11/1/35	$3,190	$3,493,050

Telecommunications—3.5%
CenturyLink, Inc.,
6.75%, 12/1/23	2,000	2,087,500
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (a)(c)	3,875	3,981,563
8.375%, 10/15/20	440	451,275
CommScope Technologies Finance LLC (a)(c),
6.00%, 6/15/25	5,170	5,538,362
Consolidated Communications, Inc.,
6.50%, 10/1/22	7,200	7,020,000
EarthLink Holdings Corp.,
7.375%, 6/1/20	7,960	8,407,750
8.875%, 5/15/19	1,114	1,143,243
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	9,908,831
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	8,640	9,244,800
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,441,250
7.25%, 4/1/19	5,005	4,054,050
Level 3 Financing, Inc.,
5.375%, 5/1/25	5,765	6,031,631
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	3,694,406
8.375%, 8/15/17	4,250	4,425,312
11.50%, 11/15/21	4,360	5,035,800
Sprint Corp.,
7.125%, 6/15/24	2,250	2,205,000
T-Mobile USA, Inc.,
6.625%, 11/15/20	3,205	3,297,144
6.625%, 4/1/23	4,000	4,310,000
6.836%, 4/28/23	6,405	6,909,394
West Corp. (a)(c),
5.375%, 7/15/22	7,935	7,806,056
Windstream Services LLC,
7.50%, 6/1/22	3,475	3,353,375
7.50%, 4/1/23	2,125	2,040,000

		103,386,742

Transportation—0.4%
Erickson, Inc.,
8.25%, 5/1/20	9,346	4,174,550
XPO Logistics, Inc. (a)(c),
6.125%, 9/1/23	2,045	2,106,350
6.50%, 6/15/22	4,245	4,451,944

		10,732,844

Total Corporate Bonds & Notes (cost—$1,004,406,695)		957,617,611

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—23.8%

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	$4,185	$3,630,488

Auto Manufacturers—1.1%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	13,592	8,741,355
Tesla Motors, Inc.,
0.25%, 3/1/19	10,280	9,367,650
1.25%, 3/1/21	14,665	12,611,900
1.50%, 6/1/18	1,245	2,012,231

		32,733,136

Biotechnology—1.6%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,500	3,681,563
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	7,730	9,309,819
1.50%, 10/15/20	1,000	1,251,875
Illumina, Inc.,
0.50%, 6/15/21	7,500	8,221,875
Incyte Corp.,
0.375%, 11/15/18	4,320	8,218,800
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,145,800
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	4,000	4,492,500
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	4,495	4,194,397
Medicines Co.,
1.375%, 6/1/17	2,895	4,170,609
2.75%, 7/15/23 (a)(c)	2,715	2,777,784

		47,465,022

Building Materials—0.3%
Cemex S.A.B de C.V.,
3.75%, 3/15/18	7,905	8,912,887

Commercial Services—0.5%
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,573,500
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	7,500	8,160,937

		15,734,437

Communications Equipment—0.3%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	7,450	7,389,469

Diversified Financial Services—0.4%
Blackhawk Network Holdings, Inc. (a)(c),
1.50%, 1/15/22	5,775	5,529,562
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	5,333,100

		10,862,662

	Principal Amount (000s)	Value*

Electric Utilities—0.1%
NRG Yield, Inc. (a)(c),
3.25%, 6/1/20	$4,420	$4,350,938

Energy-Alternate Sources—0.3%
SolarCity Corp.,
1.625%, 11/1/19	10,475	7,908,625
SunEdison, Inc. (a)(c)(e),
0.25%, 1/15/20	9,565	597,812
2.625%, 6/1/23	11,270	704,375
3.375%, 6/1/25	4,565	285,313

		9,496,125

Engineering & Construction—0.2%
Dycom Industries, Inc.,
0.75%, 9/15/21	6,175	6,761,625

Equity Real Estate Investment Trusts (REITs)—0.4%
Extra Space Storage L.P. (a)(c),
3.125%, 10/1/35	6,025	6,518,297
Starwood Property Trust, Inc.,
4.55%, 3/1/18	5,610	6,178,012

		12,696,309

Health Care Equipment & Supplies—0.6%
NuVasive, Inc. (a)(c),
2.25%, 3/15/21	6,360	8,077,200
Wright Medical Group, Inc.,
2.00%, 2/15/20	9,245	9,921,041

		17,998,241

Health Care Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,424,266

Healthcare-Products—0.6%
Cepheid,
1.25%, 2/1/21	3,625	3,772,266
Hologic, Inc.,
zero coupon, 12/15/43	7,495	9,209,481
2.00%, 3/1/42	2,875	3,924,375

		16,906,122

Healthcare-Services—0.4%
Molina Healthcare, Inc.,
1.125%, 1/15/20	6,920	10,531,375

Home Builders—0.6%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	1,705	1,587,781
1.625%, 5/15/18	2,875	3,455,391
KB Home,
1.375%, 2/1/19	5,375	5,254,062
Lennar Corp.,
3.25%, 11/15/21	4,005	7,224,019

		17,521,253

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hotels, Restaurants & Leisure—0.0%
Credit Suisse AG (MGM Resorts International) (o),
zero coupon, 11/19/20	$1,000	$974,900

Insurance—0.4%
MGIC Investment Corp.,
5.00%, 5/1/17	4,810	4,924,237
Radian Group, Inc.,
2.25%, 3/1/19	5,900	7,684,750

		12,608,987

Internet—3.8%
Ctrip.com International Ltd.,
1.00%, 7/1/20	2,440	2,656,550
1.25%, 9/15/22 (a)(c)	5,000	5,046,875
FireEye, Inc.,
1.00%, 6/1/35	4,035	3,734,897
1.625%, 6/1/35	4,650	4,260,562
LinkedIn Corp.,
0.50%, 11/1/19	7,735	7,701,159
Priceline Group, Inc.,
0.35%, 6/15/20	18,290	23,502,650
Twitter, Inc.,
0.25%, 9/15/19	4,500	4,342,500
1.00%, 9/15/21	9,690	9,223,669
VeriSign, Inc.,
4.485%, 8/15/37	5,265	12,093,047
Vipshop Holdings Ltd.,
1.50%, 3/15/19	6,115	6,611,844
Web.com Group, Inc.,
1.00%, 8/15/18	3,700	3,531,187
WebMD Health Corp. (a)(c),
2.625%, 6/15/23	12,620	12,351,825
Yahoo!, Inc.,
zero coupon, 12/1/18	14,765	15,189,494
YY, Inc.,
2.25%, 4/1/19	3,990	3,952,594

		114,198,853

Iron/Steel—0.2%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	3,500	4,954,687

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	3,125,438

Media—1.2%
DISH Network Corp. (a)(c),
3.375%, 8/15/26	13,450	14,795,000
Liberty Interactive LLC (a)(c),
1.75%, 9/30/46	7,175	7,614,469
Liberty Media Corp.,
1.375%, 10/15/23	11,575	12,124,812
2.25%, 9/30/46 (a)(c)	2,580	2,691,263

		37,225,544

	Principal Amount (000s)	Value*

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	$4,715	$5,050,944

Mining—0.0%
Royal Gold, Inc.,
2.875%, 6/15/19	500	560,938

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	3,045	3,654,000

Oil, Gas & Consumable Fuels—1.0%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	8,059,322
Chesapeake Energy Corp. (a)(c),
5.50%, 9/15/26	7,220	7,238,050
Cobalt International Energy, Inc.,
2.625%, 12/1/19	7,050	3,621,938
3.125%, 5/15/24	4,900	1,911,000
Energy XXI Ltd. (e),
3.00%, 12/15/18	7,835	52,886
Oasis Petroleum, Inc.,
2.625%, 9/15/23	3,625	4,107,578
Stone Energy Corp.,
1.75%, 3/1/17	5,735	3,401,572
Whiting Petroleum Corp.,
1.25%, 6/5/20	1,782	1,719,244

		30,111,590

Pharmaceuticals—1.2%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,440	2,318,000
Herbalife Ltd.,
2.00%, 8/15/19	7,690	7,622,751
Impax Laboratories, Inc.,
2.00%, 6/15/22	9,060	7,995,450
Jazz Investments I Ltd.,
1.875%, 8/15/21	9,950	10,136,562
Teva Pharmaceutical Finance Co. LLC,
0.25%, 2/1/26	7,285	8,728,341

		36,801,104

Retail—0.1%
Restoration Hardware Holdings, Inc. (a)(c),
zero coupon, 7/15/20	4,290	3,523,163

Semiconductors—4.1%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	6,685	7,286,650
Integrated Device Technology, Inc. (a)(c),
0.875%, 11/15/22	1,545	1,568,175
Intel Corp.,
2.95%, 12/15/35	3,635	5,027,659
3.25%, 8/1/39	11,155	20,420,678

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lam Research Corp.,
1.25%, 5/15/18	$6,860	$10,954,562
Microchip Technology, Inc.,
1.625%, 2/15/25	11,915	15,251,200
Micron Technology, Inc.,
2.125%, 2/15/33, Ser. F	1,130	1,999,394
3.00%, 11/15/43, Ser. G	19,207	17,166,256
Novellus Systems, Inc.,
2.625%, 5/15/41	4,545	12,683,391
NXP Semiconductors NV,
1.00%, 12/1/19	6,270	7,414,275
ON Semiconductor Corp.,
1.00%, 12/1/20	1,000	1,018,750
2.625%, 12/15/26	7,790	9,309,050
Xilinx, Inc.,
2.625%, 6/15/17	6,245	11,779,631

		121,879,671

Semiconductors & Semiconductor Equipment—0.2%
Cypress Semiconductor Corp. (a)(c),
4.50%, 1/15/22	4,900	5,564,562

Software—2.7%
Akamai Technologies, Inc., zero coupon, 2/15/19	10,025	9,812,019
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,774,319
Citrix Systems, Inc.,
0.50%, 4/15/19	8,440	9,584,675
Nuance Communications, Inc. (a)(c),
1.00%, 12/15/35	7,240	6,335,000
Red Hat, Inc.,
0.25%, 10/1/19	9,135	11,607,159
Salesforce.com, Inc.,
0.25%, 4/1/18	14,545	17,426,728
ServiceNow, Inc.,
zero coupon, 11/1/18	9,395	11,485,387
Verint Systems, Inc.,
1.50%, 6/1/21	2,875	2,738,438
Workday, Inc.,
0.75%, 7/15/18	4,995	6,171,947

		81,935,672

Telecommunications—0.6%
Ciena Corp.,
0.875%, 6/15/17	3,085	3,083,072
3.75%, 10/15/18 (a)(c)	1,910	2,425,700
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	1,855	2,836,991
Viavi Solutions, Inc.,
0.625%, 8/15/33	9,315	9,315,000

		17,660,763

Transportation—0.3%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	210	204,619

	Principal Amount (000s)	Value*

Echo Global Logistics, Inc.,
2.50%, 5/1/20	$1,510	$1,428,837
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	2,818,800
Scorpio Tankers, Inc. (a)(c),
2.375%, 7/1/19	4,440	3,549,225

		8,001,481

Total Convertible Bonds (cost—$796,790,075)		714,246,652

	Shares

CONVERTIBLE PREFERRED STOCK—7.3%

Banks—0.7%
Bank of America Corp., Ser. L (g),
7.25%	4,415	5,390,009
Wells Fargo & Co., Ser. L (g),
7.50%	11,155	14,597,433

		19,987,442

Commercial Services & Supplies—0.2%
Stericycle, Inc.,
5.25%, 9/15/18	91,075	6,035,540

Electric Utilities—0.6%
Exelon Corp.,
6.50%, 6/1/17	205,550	9,607,407
NextEra Energy, Inc.,
6.123%, 9/1/19	183,635	9,145,023

		18,752,430

Electrical Equipment—0.3%
Belden, Inc.,
6.75%, 7/15/19	100,925	10,135,898

Equity Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	91,895	10,190,237
5.50%, 2/15/18	91,795	10,059,814
Welltower, Inc., Ser. I (g),
6.50%	25,875	1,721,981

		21,972,032

Financial Services—0.5%
Mandatory Exchangeable Trust (a)(c),
5.75%, 6/1/19	107,055	13,830,971

Food & Beverage—0.3%
Post Holdings, Inc. (g),
2.50%	62,890	9,252,691

Food Products—0.3%
Tyson Foods, Inc.,
4.75%, 7/15/17	96,130	7,869,202

Health Care Providers & Services—0.6%
Anthem, Inc.,
5.25%, 5/1/18	436,855	18,990,087

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	$3,135,931

Metals & Mining—0.2%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	182,215	5,956,608

Oil, Gas & Consumable Fuels—0.8%
Chesapeake Energy Corp. (a)(c)(g),
5.75%	14,300	7,596,875
Hess Corp.,
8.00%, 2/1/19	70,800	4,660,764
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	5,182,495
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	233,685	7,377,436

		24,817,570

Pharmaceuticals—1.0%
Allergan PLC, Ser. A,
5.50%, 3/1/18	27,410	22,520,878
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	10,535	8,568,213

		31,089,091

Telecommunications—0.5%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	13,265,332

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	178,490	13,934,714

Total Convertible Preferred Stock (cost—$262,684,640)		219,025,539

	Principal Amount (000s)

SENIOR LOANS (a)(b)(f)(i)—0.5%

Media—0.5%
SFX Entertainment, Inc., Term B, DIP, PIK (m),
10.00%, 1/31/17	$3,559	3,179,408
SFXE Netherlands Holdings Coöperatief U.A., Term B, DIP, PIK,
20.00%, 1/14/17	12,219	10,916,484
SFXE Netherlands Holdings Coöperatief U.A., Term B, DIP, PIK, (Accordion)
20.00%, 1/14/17	344	307,668

Total Senior Loans (cost—$16,122,185)		14,403,560

	Units

WARRANTS (f)(k)—0.0%

Commercial Services—0.0%
Cenveo Corp. (b)	858,030	256,310

	Units	Value*

Semiconductors—0.0%
GT Advanced Technologies, Inc.	2,860,795	$—

Total Warrants (cost—$237,932)		256,310

	Shares

PREFERRED STOCK—0.0%

Media—0.0%
SFX Entertainment, Inc., Ser. B (a)(b)(c)(f) (cost—$8,000,000)	8,000	80

	Principal Amount (000s)

Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $91,904,230; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $93,746,813 including accrued interest (cost—$91,904,000)	$91,904	91,904,000

Total Investments, before options written (cost—$3,345,522,390)—99.5%		2,986,677,206

	Contracts

OPTIONS WRITTEN (k)(l)—(0.0)%

Call Options—(0.0)%
3M Co., strike price $185.00, expires 10/21/16	440	(3,300)
AbbVie, Inc., strike price $70.00, expires 11/18/16	1,590	(19,875)
Alibaba Group Holding Ltd., strike price $110.00, expires 10/21/16	385	(42,350)
Alphabet, Inc., strike price $850.00, expires 10/21/16	90	(3,825)
Amazon.com, Inc., strike price $860.00, expires 10/21/16	210	(173,775)
Amgen, Inc., strike price $182.50, expires 10/21/16	680	(4,420)
Amphenol Corp., strike price $65.00, expires 10/21/16	870	(121,800)
Apple, Inc., strike price $130.00, expires 11/18/16	1,540	(42,350)

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2016 (unaudited) (continued)

	Contracts	Value*

Bank of America Corp., strike price $17.00, expires 10/21/16	215	$(1,290)
Baxter International, Inc., strike price $49.50, expires 10/21/16	1,235	(12,967)
Comcast Corp., strike price $67.50, expires 10/21/16	2,665	(101,270)
Facebook, Inc., strike price $135.00, expires 10/21/16	1,300	(27,950)
Home Depot, Inc., strike price $140.00, expires 10/21/16	945	(2,835)
Intel Corp., strike price $38.00, expires 10/21/16	3,920	(311,640)
Laboratory Corp. of America Holdings, strike price $145.00, expires 11/18/16	230	(20,700)
Microsoft Corp., strike price $62.50, expires 10/21/16	2,580	(23,220)
Occidental Petroleum Corp., strike price $80.00, expires 10/21/16	190	(1,520)
Oracle Corp., strike price $43.00, expires 10/21/16	380	(570)
PepsiCo, Inc., strike price $110.00, expires 10/21/16	1,355	(87,398)
Texas Instruments, Inc., strike price $73.00, expires 10/21/16	1,480	(25,160)
UnitedHealth Group, Inc., strike price $145.00, expires 10/21/16	1,065	(62,835)
Visa, Inc., strike price $85.50, expires 10/21/16	1,620	(32,400)
Walgreens Boots Alliance, Inc., strike price $85.50, expires 10/21/16	130	(5,850)

Total Options Written (premiums received—$998,908)		(1,129,300)

Total Investments, net of options written (cost—$3,344,523,482)—99.5%		2,985,547,906

Other assets less other liabilities (n)—0.5%		15,170,156

Net Assets—100.0%		$3,000,718,062

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $401,576,959, representing 13.4% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2016.
(e)	In default.
(f)	Fair-Valued—Securities with an aggregate value of $16,431,941, representing 0.5% of net assets.
(g)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(i)	Debtor-in-possession financial obligations.
(j)	Restricted. The acquisition cost of such security is $1,422,157. The value is $1,657,837, representing 0.1% of net assets.
(k)	Non-income producing.
(l)	Exchange traded-Chicago Board Options Exchange.
(m)	Principal amount includes approximately $366,319 extended to two indirect, wholly-owned subsidiaries located in Brazil through an intercompany note secured by all or substantially all of the assets of the Brazilian subsidiaries.
(n)	Includes net unrealized depreciation on unfunded loan commitment of $146,843.
(o)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(p)	At September 30, 2016, the Fund had the following unfunded loan commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Issuer	Principal Amount
SFX Entertainment, Inc.	$1,377,513

(q)	Transactions in options written for the three months ended September 30, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2016	27,040	$949,494
Options written	51,770	2,024,251
Options terminated in closing transactions	(18,645)	(745,448)
Options expired	(35,050)	(1,229,389)

Options outstanding, September 30, 2016	25,115	$998,908

Glossary:

ADR—American Depositary Receipt

DIP—Debtor-in-Possession

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.4%

Aerospace & Defense—1.7%
Orbital ATK, Inc.	65,729	$5,010,522

Auto Components—2.7%
Delphi Automotive PLC	108,524	7,739,932

Banks—1.6%
First Republic Bank	61,090	4,710,650

Beverages—2.4%
Constellation Brands, Inc., Class A	41,405	6,893,518

Biotechnology—3.0%
BioMarin Pharmaceutical, Inc. (a)	46,496	4,301,810
Incyte Corp. (a)	46,319	4,367,418

		8,669,228

Building Products—1.5%
AO Smith Corp.	43,943	4,341,129

Capital Markets—1.6%
SEI Investments Co.	103,242	4,708,868

Chemicals—3.2%
Albemarle Corp.	54,825	4,686,989
Axalta Coating Systems Ltd. (a)	159,760	4,516,415

		9,203,404

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	99,157	2,900,342

Construction Materials—2.4%
Vulcan Materials Co.	61,825	7,031,357

Consumer Finance—1.6%
Synchrony Financial	168,890	4,728,920

Containers & Packaging—1.4%
Berry Plastics Group, Inc. (a)	91,377	4,006,881

Electrical Equipment—3.0%
Acuity Brands, Inc.	16,793	4,443,428
AMETEK, Inc.	88,713	4,238,707

		8,682,135

Electronic Equipment, Instruments & Components—1.9%
Coherent, Inc. (a)	27,250	3,012,215
Dolby Laboratories, Inc., Class A	43,445	2,358,629

		5,370,844

Equity Real Estate Investment Trusts (REITs)—3.9%
American Campus Communities, Inc.	66,170	3,366,068
Equinix, Inc.	22,131	7,972,693

		11,338,761

Food Products—2.9%
Blue Buffalo Pet Products, Inc. (a)	176,826	4,201,386
Snyder’s-Lance, Inc.	124,295	4,173,826

		8,375,212

	Shares	Value*

Health Care Equipment & Supplies—7.1%
Boston Scientific Corp. (a)	224,311	$5,338,602
DexCom, Inc. (a)	39,190	3,435,395
Edwards Lifesciences Corp. (a)	59,946	7,227,090
STERIS PLC	62,168	4,544,481

		20,545,568

Health Care Providers & Services—1.5%
Universal Health Services, Inc., Class B	36,150	4,454,403

Hotels, Restaurants & Leisure—4.5%
Aramark	124,115	4,720,093
Cedar Fair L.P.	65,500	3,752,495
Royal Caribbean Cruises Ltd.	61,369	4,599,607

		13,072,195

Household Durables—4.7%
Mohawk Industries, Inc. (a)	24,035	4,815,172
Newell Brands, Inc.	169,689	8,935,823

		13,750,995

Insurance—1.5%
Willis Towers Watson PLC	33,365	4,429,871

IT Services—4.9%
Fidelity National Information Services, Inc.	97,115	7,480,768
Vantiv, Inc., Class A (a)	119,044	6,698,606

		14,179,374

Leisure Equipment & Products—1.1%
Hasbro, Inc.	39,370	3,123,222

Life Sciences Tools & Services—2.8%
PerkinElmer, Inc.	54,432	3,054,179
Quintiles IMS Holdings, Inc. (a)	62,882	5,097,215

		8,151,394

Machinery—1.6%
Mueller Water Products, Inc., Class A	357,950	4,492,273

Media—1.6%
AMC Networks, Inc., Class A (a)	88,511	4,590,180

Multi-line Retail—2.2%
Dollar Tree, Inc. (a)	80,564	6,358,917

Pharmaceuticals—3.2%
Catalent, Inc. (a)	135,530	3,502,095
Zoetis, Inc.	111,115	5,779,091

		9,281,186

Professional Services—3.8%
Equifax, Inc.	48,203	6,487,160
IHS Markit Ltd. (a)	119,145	4,473,895

		10,961,055

Real Estate Management & Development—1.8%
CBRE Group, Inc., Class A (a)	188,768	5,281,729

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—5.5%
Lam Research Corp.	43,435	$4,113,729
MACOM Technology Solutions Holdings, Inc. (a)	72,246	3,058,896
Monolithic Power Systems, Inc.	44,336	3,569,048
NVIDIA Corp.	73,670	5,047,868

		15,789,541

Software—6.8%
Activision Blizzard, Inc.	178,112	7,890,362
Mobileye NV (a)	72,155	3,071,638
Red Hat, Inc. (a)	65,394	5,285,797
Tableau Software, Inc., Class A (a)	62,522	3,455,591

		19,703,388

Specialty Retail—6.8%
Advance Auto Parts, Inc.	38,621	5,759,164
Burlington Stores, Inc. (a)	62,447	5,059,456
Michaels Cos., Inc. (a)	235,479	5,691,527
Tractor Supply Co.	48,721	3,281,359

		19,791,506

Technology Hardware, Storage & Peripherals—1.5%
Western Digital Corp.	73,834	4,317,074

Thrifts & Mortgage Finance—1.7%
MGIC Investment Corp. (a)	600,476	4,803,808

Total Investments (cost—$249,694,728)—100.4%		290,789,382

Liabilities in excess of other assets—(0.4)%		(1,080,453)

Net Assets—100.0%		$289,708,929

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—4.1%
General Dynamics Corp.	648,200	$100,574,712
United Technologies Corp.	904,700	91,917,520

		192,492,232

Automobiles—3.6%
Ford Motor Co.	6,590,400	79,546,128
General Motors Co.	2,748,900	87,332,553

		166,878,681

Banks—15.8%
Citigroup, Inc.	1,861,700	87,928,091
Fifth Third Bancorp	4,529,900	92,681,754
JPMorgan Chase & Co.	2,853,000	189,981,270
PNC Financial Services Group, Inc.	1,040,578	93,745,672
U.S. Bancorp	2,312,600	99,187,414
Wells Fargo & Co.	3,979,900	176,229,972

		739,754,173

Biotechnology—2.0%
AbbVie, Inc.	1,492,200	94,113,054

Capital Markets—2.0%
Ameriprise Financial, Inc.	923,641	92,151,663

Chemicals—2.1%
Celanese Corp., Ser. A	1,505,900	100,232,704

Communications Equipment—1.9%
Cisco Systems, Inc.	2,856,700	90,614,524

Construction & Engineering—2.2%
Fluor Corp.	2,052,900	105,354,828

Consumer Finance—2.2%
American Express Co.	1,626,400	104,154,656

Containers & Packaging—2.3%
International Paper Co.	2,286,800	109,720,664

Diversified Telecommunication Services—6.5%
AT&T, Inc.	4,937,357	200,506,068
Verizon Communications, Inc.	2,015,600	104,770,888

		305,276,956

Electric Utilities—3.8%
American Electric Power Co., Inc.	1,419,700	91,158,937
Entergy Corp.	1,148,100	88,093,713

		179,252,650

Electrical Equipment—2.1%
Eaton Corp. PLC	1,502,200	98,709,562

Food & Staples Retailing—3.4%
Wal-Mart Stores, Inc.	2,192,400	158,115,888

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.	1,163,800	98,492,394

	Shares	Value*

Household Products—1.9%
Procter & Gamble Co.	982,500	$88,179,375

Insurance—7.5%
Hartford Financial Services Group, Inc.	2,209,800	94,623,636
MetLife, Inc.	1,829,700	81,293,571
Travelers Cos., Inc.	1,552,300	177,815,965

		353,733,172

IT Services—1.9%
International Business Machines Corp.	546,634	86,832,811

Leisure Equipment & Products—2.0%
Mattel, Inc.	3,063,800	92,771,864

Media—2.1%
Time Warner, Inc.	1,230,800	97,983,988

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	2,164,300	90,619,241

Oil, Gas & Consumable Fuels—12.7%
Chevron Corp.	944,200	97,177,064
Exxon Mobil Corp.	1,148,500	100,241,080
Royal Dutch Shell PLC, Class A ADR	4,021,700	201,366,519
Sasol Ltd. ADR	3,793,513	103,638,775
Total S.A. ADR	1,917,300	91,455,210

		593,878,648

Pharmaceuticals—3.9%
Johnson & Johnson	757,700	89,507,101
Pfizer, Inc.	2,692,400	91,191,588

		180,698,689

Road & Rail—2.1%
Ryder System, Inc.	1,488,500	98,166,575

Semiconductors & Semiconductor Equipment—1.6%
Intel Corp.	2,037,974	76,933,518

Software—3.6%
CA, Inc.	2,267,000	74,992,360
Oracle Corp.	2,423,300	95,187,224

		170,179,584

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc.	653,300	73,855,565

Total Common Stock (cost—$4,221,115,213)		4,639,147,659

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $55,981,140; collateralized by U.S. Treasury Notes, 2.00%, due 2/15/25—8/15/25, valued at $57,102,938 including accrued interest (cost—$55,981,000)	$55,981	$55,981,000

Total Investments (cost—$4,277,096,213)—100.1%		4,695,128,659

Liabilities in excess of other assets—(0.1)%		(4,116,807)

Net Assets—100.0%		$4,691,011,852

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Australia—5.9%
Australia & New Zealand Banking Group Ltd. ADR	930,100	$19,764,625
Coca-Cola Amatil Ltd.	2,008,100	15,834,154
Macquarie Group Ltd.	156,700	9,910,405
Sonic Healthcare Ltd.	626,952	10,616,852

		56,126,036

Brazil—3.0%
BB Seguridade Participacoes S.A. ADR	2,101,600	19,397,768
Embraer S.A. ADR	520,200	8,978,652

		28,376,420

Canada—7.8%
Cameco Corp.	1,105,900	9,466,504
Magna International, Inc.	420,800	18,073,360
Manulife Financial Corp.	555,908	7,843,862
Open Text Corp.	119,900	7,776,714
Toronto-Dominion Bank	701,800	31,159,920

		74,320,360

China—5.8%
Beijing Enterprises Holdings Ltd.	2,246,300	11,463,451
China Construction Bank Corp., Class H	20,687,100	15,536,803
China Mobile Ltd.	1,560,100	19,164,834
ENN Energy Holdings Ltd.	1,874,000	9,174,173

		55,339,261

Colombia—1.1%
Bancolombia S.A. ADR	271,100	10,583,744

France—9.5%
Atos S.E.	198,589	21,379,809
AXA S.A.	919,348	19,547,316
Capgemini S.A.	104,416	10,237,298
Cie Generale des Etablissements Michelin	180,353	19,971,378
Sanofi	258,091	19,653,861

		90,789,662

Germany—3.1%
Bayer AG	88,527	8,890,784
Deutsche Lufthansa AG	409,104	4,560,830
Siemens AG	134,093	15,723,770

		29,175,384

Hong Kong—3.8%
BOC Hong Kong Holdings Ltd.	5,353,900	18,216,105
CK Hutchison Holdings Ltd.	1,385,500	17,709,795

		35,925,900

Indonesia—0.8%
Bank Rakyat Indonesia Persero Tbk PT	8,135,600	7,633,936

	Shares	Value*

Ireland—3.0%
CRH PLC	289,465	$9,611,970
Smurfit Kappa Group PLC	867,762	19,398,518

		29,010,488

Israel—2.2%
Teva Pharmaceutical Industries Ltd. ADR	445,500	20,497,455

Italy—2.1%
Enel SpA	4,487,772	20,000,739

Japan—11.4%
Astellas Pharma, Inc.	632,500	9,879,054
Isuzu Motors Ltd.	1,343,800	15,817,953
KDDI Corp.	625,600	19,382,340
Mitsubishi Electric Corp.	764,000	9,791,961
Nippon Telegraph & Telephone Corp.	417,700	19,103,908
T&D Holdings, Inc.	1,229,970	13,875,414
West Japan Railway Co.	331,600	20,570,547

		108,421,177

Korea (Republic of)—2.8%
Korea Electric Power Corp. ADR	1,092,641	26,638,588

Mexico—1.6%
America Movil S.A.B. de C.V., Ser. L ADR	1,349,300	15,435,992

Netherlands—2.4%
Coca-Cola European Partners PLC	298,200	11,898,180
Koninklijke Vopak NV	201,400	10,562,812

		22,460,992

Norway—2.2%
Telenor ASA	1,191,414	20,487,427

Russian Federation—3.3%
Lukoil PJSC ADR	645,900	31,474,707

Singapore—1.9%
United Overseas Bank Ltd. ADR	643,600	17,776,232

South Africa—2.4%
Sasol Ltd. ADR	853,323	23,312,784

Sweden—3.6%
Electrolux AB, Ser. B	403,110	10,096,609
Nordea Bank AB	1,474,185	14,639,356
Svenska Cellulosa AB SCA ADR	316,300	9,378,295

		34,114,260

Taiwan—2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	649,700	19,874,323

Turkey—0.5%
KOC Holding AS ADR	238,739	5,120,951

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

United Kingdom—17.1%
AstraZeneca PLC	177,958	$11,523,109
BAE Systems PLC ADR	674,400	18,438,096
Carnival PLC	215,307	10,504,676
Centrica PLC	3,350,785	9,907,464
Direct Line Insurance Group PLC	3,951,969	18,668,028
Imperial Brands PLC	372,611	19,178,518
ITV PLC	6,279,584	15,232,522
Persimmon PLC	426,209	10,021,270
Royal Dutch Shell PLC, Class A ADR	426,100	21,334,827
Shire PLC ADR	48,200	9,344,052
WPP PLC	788,051	18,523,622

		162,676,184

Total Common Stock (cost—$977,025,351)		945,573,002

	Principal Amount (000s)

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $7,776,019; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $7,933,425 including accrued interest (cost—$7,776,000)	$7,776	7,776,000

Total Investments (cost—$984,801,351) (a)—100.2%		953,349,002

Liabilities in excess of other assets—(0.2)%		(2,339,254)

Net Assets—100.0%		$951,009,748

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $562,604,853, representing 59.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	14.2%
Oil, Gas & Consumable Fuels	10.1%
Insurance	8.3%
Pharmaceuticals	7.4%
Wireless Telecommunication Services	5.7%
Industrial Conglomerates	5.3%
Electric Utilities	4.9%
Diversified Telecommunication Services	4.2%
Auto Components	4.0%
Media	3.6%
IT Services	3.3%
Beverages	2.9%
Aerospace & Defense	2.9%
Road & Rail	2.2%
Household Durables	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Containers & Packaging	2.0%
Tobacco	2.0%
Automobiles	1.7%
Health Care Providers & Services	1.1%
Hotels, Restaurants & Leisure	1.1%
Capital Markets	1.0%
Multi-Utilities	1.0%
Electrical Equipment	1.0%
Construction Materials	1.0%
Household Products	1.0%
Biotechnology	1.0%
Gas Utilities	1.0%
Software	0.8%
Airlines	0.5%
Repurchase Agreements	0.8%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

Aerospace & Defense—2.0%
Huntington Ingalls Industries, Inc.	24,500	$3,758,790
Northrop Grumman Corp.	18,300	3,915,285

		7,674,075

Auto Components—1.0%
Lear Corp.	33,000	4,000,260

Banks—14.4%
Citigroup, Inc.	232,700	10,990,421
JPMorgan Chase & Co.	231,400	15,408,926
KeyCorp	610,800	7,433,436
Regions Financial Corp.	393,600	3,884,832
U.S. Bancorp	183,300	7,861,737
Wells Fargo & Co.	222,200	9,839,016

		55,418,368

Biotechnology—1.0%
AbbVie, Inc.	61,800	3,897,726

Capital Markets—3.0%
Ameriprise Financial, Inc.	36,900	3,681,513
Morgan Stanley	126,100	4,042,766
Nasdaq, Inc.	55,500	3,748,470

		11,472,749

Chemicals—1.1%
Cabot Corp.	78,400	4,108,944

Communications Equipment—3.0%
Cisco Systems, Inc.	370,700	11,758,604

Construction & Engineering—1.0%
Fluor Corp.	76,700	3,936,244

Consumer Finance—1.0%
Discover Financial Services	66,800	3,777,540

Containers & Packaging—2.1%
International Paper Co.	86,300	4,140,674
Packaging Corp. of America	48,800	3,965,488

		8,106,162

Diversified Telecommunication Services—3.9%
AT&T, Inc.	182,200	7,399,142
Verizon Communications, Inc.	144,800	7,526,704

		14,925,846

Electric Utilities—2.9%
American Electric Power Co., Inc.	58,300	3,743,443
Entergy Corp.	96,900	7,435,137

		11,178,580

Electrical Equipment—2.1%
Eaton Corp. PLC	60,900	4,001,739
Emerson Electric Co.	75,000	4,088,250

		8,089,989

	Shares	Value*

Energy Equipment & Services—1.1%
Technip S.A.	273,100	$4,189,354

Equity Real Estate Investment Trusts (REITs)—1.0%
Tanger Factory Outlet Centers, Inc.	97,600	3,802,496

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	107,300	7,738,476

Food Products—1.0%
ConAgra Foods, Inc.	85,200	4,013,772

Health Care Equipment & Supplies—1.0%
Medtronic PLC	45,200	3,905,280

Health Care Providers & Services—2.9%
Anthem, Inc.	28,400	3,558,804
McKesson Corp.	22,500	3,751,875
Quest Diagnostics, Inc.	46,100	3,901,443

		11,212,122

Household Durables—1.0%
Whirlpool Corp.	23,400	3,794,544

Household Products—2.1%
Procter & Gamble Co.	88,100	7,906,975

Industrial Conglomerates—3.0%
3M Co.	21,900	3,859,437
Carlisle Cos., Inc.	75,600	7,754,292

		11,613,729

Insurance—7.0%
Aflac, Inc.	53,400	3,837,858
Allstate Corp.	56,900	3,936,342
Hartford Financial Services Group, Inc.	180,500	7,729,010
Prudential Financial, Inc.	48,000	3,919,200
Travelers Cos., Inc.	67,000	7,674,850

		27,097,260

IT Services—1.0%
International Business Machines Corp.	24,300	3,860,055

Leisure Equipment & Products—0.9%
Mattel, Inc.	119,600	3,621,488

Machinery—2.1%
Cummins, Inc.	32,900	4,216,135
Illinois Tool Works, Inc.	33,000	3,954,720

		8,170,855

Media—2.1%
Time Warner, Inc.	102,000	8,120,220

Metals & Mining—0.9%
Reliance Steel & Aluminum Co.	50,300	3,623,109

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	171,900	$7,197,453

Oil, Gas & Consumable Fuels—12.2%
Apache Corp.	66,200	4,228,194
Chevron Corp.	78,200	8,048,344
Devon Energy Corp.	94,100	4,150,751
Exxon Mobil Corp.	87,100	7,602,088
Royal Dutch Shell PLC, Class A ADR	149,500	7,485,465
Sasol Ltd. ADR	143,900	3,931,348
Statoil ASA ADR	245,600	4,126,080
Total S.A. ADR	160,500	7,655,850

		47,228,120

Pharmaceuticals—8.0%
Johnson & Johnson	96,200	11,364,106
Merck & Co., Inc.	125,200	7,813,732
Pfizer, Inc.	339,600	11,502,252

		30,680,090

Semiconductors & Semiconductor Equipment—3.1%
Intel Corp.	106,100	4,005,275
Lam Research Corp.	82,700	7,832,517

		11,837,792

Software—2.0%
CA, Inc.	231,906	7,671,450

Specialty Retail—1.0%
Best Buy Co., Inc.	101,900	3,890,542

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	67,000	7,574,350

Tobacco—1.9%
Altria Group, Inc.	116,700	7,378,941

Total Common Stock (cost—$343,272,119)		384,473,560

	Principal Amount (000s)	Value*

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $2,038,005; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $2,079,788 including accrued interest (cost—$2,038,000)	$2,038	$2,038,000

Total Investments (cost—$345,310,119)—100.2%		386,511,560

Liabilities in excess of other assets—(0.2)%		(646,633)

Net Assets—100.0%		$385,864,927

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—4.5%
General Dynamics Corp.	46,000	$7,137,360
Huntington Ingalls Industries, Inc.	46,200	7,088,004
Orbital ATK, Inc.	85,600	6,525,288
Raytheon Co.	54,400	7,405,472

		28,156,124

Air Freight & Logistics—1.3%
FedEx Corp.	46,700	8,157,556

Airlines—1.1%
Southwest Airlines Co.	169,200	6,580,188

Auto Components—3.1%
Goodyear Tire & Rubber Co.	189,900	6,133,770
Lear Corp.	54,500	6,606,490
Magna International, Inc.	153,700	6,601,415

		19,341,675

Banks—5.7%
BB&T Corp.	168,000	6,336,960
East West Bancorp, Inc.	192,100	7,051,991
Fifth Third Bancorp	314,400	6,432,624
KeyCorp	488,700	5,947,479
Prosperity Bancshares, Inc.	71,284	3,912,779
Regions Financial Corp.	638,000	6,297,060

		35,978,893

Beverages—0.8%
Coca-Cola European Partners PLC	121,600	4,851,840

Building Products—1.0%
Owens Corning	118,000	6,300,020

Capital Markets—4.1%
Ameriprise Financial, Inc.	68,400	6,824,268
Ares Capital Corp.	414,800	6,429,400
Bank of New York Mellon Corp.	156,200	6,229,256
Raymond James Financial, Inc.	108,300	6,304,143

		25,787,067

Chemicals—3.6%
Celanese Corp., Ser. A	99,700	6,636,032
Eastman Chemical Co.	97,100	6,571,728
PPG Industries, Inc.	58,800	6,077,568
Terra Nitrogen Co. L.P.	29,800	3,347,434

		22,632,762

Communications Equipment—3.1%
Brocade Communications Systems, Inc.	678,200	6,259,786
Harris Corp.	81,900	7,502,859
Juniper Networks, Inc.	237,500	5,714,250

		19,476,895

Consumer Finance—1.1%
Discover Financial Services	127,000	7,181,850

	Shares	Value*

Containers & Packaging—2.4%
International Paper Co.	148,500	$7,125,030
Packaging Corp. of America	96,900	7,874,094

		14,999,124

Electric Utilities—5.0%
American Electric Power Co., Inc.	91,800	5,894,478
Entergy Corp.	85,800	6,583,434
FirstEnergy Corp.	185,200	6,126,416
OGE Energy Corp.	203,900	6,447,318
PPL Corp.	176,600	6,105,062

		31,156,708

Electrical Equipment—1.2%
Eaton Corp. PLC	114,200	7,504,082

Electronic Equipment, Instruments & Components—2.2%
Avnet, Inc.	144,200	5,920,852
Corning, Inc.	337,000	7,970,050

		13,890,902

Equity Real Estate Investment Trusts (REITs)—7.7%
Care Capital Properties, Inc.	211,775	6,035,588
Digital Realty Trust, Inc.	56,900	5,526,128
HCP, Inc.	161,500	6,128,925
Life Storage, Inc.	69,000	6,136,860
Mid-America Apartment Communities, Inc.	61,700	5,799,183
Retail Properties of America, Inc., Class A	373,700	6,278,160
Two Harbors Investment Corp.	708,700	6,045,211
Ventas, Inc.	86,600	6,116,558

		48,066,613

Food & Staples Retailing—0.8%
Whole Foods Market, Inc.	187,400	5,312,790

Food Products—2.4%
Archer-Daniels-Midland Co.	176,300	7,434,571
Ingredion, Inc.	55,700	7,411,442

		14,846,013

Health Care Equipment & Supplies—2.2%
St. Jude Medical, Inc.	78,300	6,245,208
Zimmer Biomet Holdings, Inc.	58,800	7,645,176

		13,890,384

Health Care Providers & Services—3.9%
Anthem, Inc.	47,500	5,952,225
Cardinal Health, Inc.	75,800	5,889,660
McKesson Corp.	36,300	6,053,025
Quest Diagnostics, Inc.	75,600	6,398,028

		24,292,938

Household Durables—1.9%
DR Horton, Inc.	207,100	6,254,420
Whirlpool Corp.	34,000	5,513,440

		11,767,860

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Insurance—11.4%
Allstate Corp.	92,200	$6,378,396
American Financial Group, Inc.	83,700	6,277,500
Aon PLC	55,800	6,276,942
Assurant, Inc.	68,000	6,273,000
Everest Re Group Ltd.	31,200	5,927,064
Hanover Insurance Group, Inc.	72,100	5,437,782
Hartford Financial Services Group, Inc.	139,800	5,986,236
Lincoln National Corp.	132,200	6,210,756
Principal Financial Group, Inc.	74,700	3,847,797
Prudential Financial, Inc.	76,600	6,254,390
Travelers Cos., Inc.	53,500	6,128,425
Unum Group	178,300	6,295,773

		71,294,061

IT Services—2.0%
Booz Allen Hamilton Holding Corp.	205,300	6,489,533
Fidelity National Information Services, Inc.	80,000	6,162,400

		12,651,933

Leisure Equipment & Products—0.8%
Polaris Industries, Inc.	67,400	5,219,456

Machinery—4.5%
Crane Co.	118,400	7,460,384
Cummins, Inc.	55,600	7,125,140
Illinois Tool Works, Inc.	55,800	6,687,072
Ingersoll-Rand PLC	98,000	6,658,120

		27,930,716

Media—1.9%
TEGNA, Inc.	215,900	4,719,574
WPP PLC ADR	58,600	6,898,392

		11,617,966

Multi-Utilities—1.8%
Public Service Enterprise Group, Inc.	138,600	5,803,182
SCANA Corp.	74,100	5,362,617

		11,165,799

Oil, Gas & Consumable Fuels—6.6%
Buckeye Partners L.P.	93,900	6,723,240
Cameco Corp.	507,700	4,345,912
Magellan Midstream Partners L.P.	93,600	6,621,264
Marathon Petroleum Corp.	150,200	6,096,618
Sasol Ltd. ADR	217,500	5,942,100
Spectra Energy Partners L.P.	139,200	6,081,648
Valero Energy Corp.	105,000	5,565,000

		41,375,782

Professional Services—1.9%
Manpowergroup, Inc.	80,900	5,845,834
Robert Half International, Inc.	155,700	5,894,802

		11,740,636

	Shares	Value*

Road & Rail—2.3%
CSX Corp.	232,600	$7,094,300
Norfolk Southern Corp.	73,100	7,095,086

		14,189,386

Semiconductors & Semiconductor Equipment—2.3%
Broadcom Ltd.	43,193	7,451,656
Lam Research Corp.	75,300	7,131,663

		14,583,319

Software—2.1%
CA, Inc.	206,000	6,814,480
Symantec Corp.	263,000	6,601,300

		13,415,780

Specialty Retail—0.7%
Penske Automotive Group, Inc.	86,300	4,157,934

Total Common Stock (cost—$507,683,224)		609,515,052

MUTUAL FUNDS—1.0%

Central Fund of Canada Ltd., Class A (cost—$6,178,021)	448,700	6,205,521

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $9,096,023; collateralized by U.S. Treasury Notes, 2.00%, due 2/15/25, valued at $9,278,250 including accrued interest (cost—$9,096,000)	$9,096	9,096,000

Total Investments (cost—$522,957,245)—99.9%		624,816,573

Other assets less liabilities—0.1%		872,288

Net Assets—100.0%		$625,688,861

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Aerospace & Defense—3.1%
CAE, Inc.	3,529,000	$50,252,960
Elbit Systems Ltd.	197,515	18,925,888
Orbital ATK, Inc.	597,405	45,540,183

		114,719,031

Air Freight & Logistics—0.4%
Park-Ohio Holdings Corp.	376,296	13,715,989

Airlines—0.9%
WestJet Airlines Ltd.	1,976,770	34,534,524

Auto Components—0.8%
Dana, Inc.	1,703,900	26,563,801
Strattec Security Corp.	123,904	4,373,811

		30,937,612

Automobiles—1.2%
Thor Industries, Inc.	536,000	45,399,200

Banks—14.6%
Community Trust Bancorp, Inc.	542,820	20,144,050
East West Bancorp, Inc.	1,208,700	44,371,377
Fidelity Southern Corp.	650,800	11,968,212
First Financial Bancorp	1,787,153	39,031,422
First Interstate Bancsystem, Inc., Class A	819,200	25,812,992
First Merchants Corp.	897,123	23,998,040
Great Western Bancorp, Inc.	1,367,164	45,553,904
Heartland Financial USA, Inc.	332,500	11,993,275
International Bancshares Corp.	1,054,381	31,399,466
Old National Bancorp	3,486,900	49,025,814
Prosperity Bancshares, Inc.	511,716	28,088,091
S&T Bancorp, Inc.	475,870	13,795,471
TCF Financial Corp.	3,292,500	47,774,175
Trustmark Corp.	639,901	17,635,672
Umpqua Holdings Corp.	2,633,300	39,631,165
United Community Banks, Inc.	2,248,700	47,267,674
WesBanco, Inc.	655,291	21,545,968
Yadkin Financial Corp.	852,250	22,405,653

		541,442,421

Beverages—0.6%
Coca-Cola Bottling Co. Consolidated	141,314	20,937,082

Capital Markets—1.8%
AllianceBernstein Holding L.P.	539,302	12,296,086
Fortress Investment Group LLC, Class A	5,458,681	26,965,884
Houlihan Lokey, Inc.	604,000	15,130,200
OM Asset Management PLC	859,564	11,956,535

		66,348,705

Chemicals—4.8%
A Schulman, Inc.	1,408,262	41,008,589
Cabot Corp.	965,400	50,596,614
Innophos Holdings, Inc.	677,522	26,443,684

	Shares	Value*

Stepan Co.	582,461	$42,321,616
Terra Nitrogen Co. L.P.	153,079	17,195,364

		177,565,867

Commercial Services & Supplies—3.7%
Deluxe Corp.	569,600	38,060,672
Ennis, Inc.	818,051	13,784,159
Essendant, Inc.	1,206,877	24,765,116
Knoll, Inc.	775,801	17,727,053
West Corp.	1,967,164	43,434,981

		137,771,981

Communications Equipment—1.1%
Brocade Communications Systems, Inc.	4,427,900	40,869,517

Construction & Engineering—2.0%
Comfort Systems USA, Inc.	1,057,413	30,992,775
KBR, Inc.	2,973,400	44,987,542

		75,980,317

Containers & Packaging—3.3%
Graphic Packaging Holding Co.	2,978,700	41,672,013
Silgan Holdings, Inc.	762,363	38,567,944
Sonoco Products Co.	776,950	41,046,269

		121,286,226

Diversified Telecommunication Services—0.6%
Inteliquent, Inc.	1,380,244	22,277,138

Electric Utilities—1.9%
ALLETE, Inc.	615,800	36,713,996
Great Plains Energy, Inc.	1,303,600	35,575,244

		72,289,240

Electrical Equipment—2.6%
EnerSys	746,900	51,678,011
Regal Beloit Corp.	723,800	43,058,862

		94,736,873

Electronic Equipment, Instruments & Components—2.4%
Methode Electronics, Inc.	1,099,022	38,432,800
SYNNEX Corp.	221,811	25,310,853
Vishay Intertechnology, Inc.	1,721,600	24,257,344

		88,000,997

Equity Real Estate Investment Trusts (REITs)—9.0%
Blackstone Mortgage Trust, Inc., Class A	1,324,400	39,003,580
Care Capital Properties, Inc.	1,484,000	42,294,000
Cousins Properties, Inc.	2,712,400	28,317,456
CyrusOne, Inc.	767,994	36,533,474
Franklin Street Properties Corp.	1,880,898	23,699,315
InfraREIT, Inc.	1,488,800	27,006,832
Medical Properties Trust, Inc.	2,475,000	36,555,750
Monmouth Real Estate Investment Corp.	2,633,388	37,578,447
Retail Properties of America, Inc., Class A	2,213,301	37,183,457

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Starwood Property Trust, Inc.	1,198,700	$26,994,724

		335,167,035

Food & Staples Retailing—0.7%
Ingles Markets, Inc., Class A	655,835	25,931,716

Food Products—1.0%
Ingredion, Inc.	280,100	37,270,106

Gas Utilities—1.5%
AmeriGas Partners L.P.	463,705	21,172,770
National Fuel Gas Co.	649,800	35,134,686

		56,307,456

Health Care Equipment & Supplies—1.0%
Hill-Rom Holdings, Inc.	610,200	37,820,196

Health Care Providers & Services—2.0%
Ensign Group, Inc.	612,180	12,323,183
HealthSouth Corp.	579,929	23,527,720
Owens & Minor, Inc.	1,126,600	39,126,818

		74,977,721

Hotels, Restaurants & Leisure—2.4%
Bloomin’ Brands, Inc.	1,668,100	28,758,044
Cedar Fair L.P.	337,500	19,335,375
DineEquity, Inc.	497,900	39,428,701

		87,522,120

Insurance—4.0%
American Financial Group, Inc.	600,900	45,067,500
First American Financial Corp.	917,000	36,019,760
Hanover Insurance Group, Inc.	490,000	36,955,800
National General Holdings Corp.	1,402,900	31,200,496

		149,243,556

Internet Software & Services—0.7%
j2 Global, Inc.	378,477	25,210,353

IT Services—5.1%
Booz Allen Hamilton Holding Corp.	1,308,600	41,364,846
Convergys Corp.	1,426,196	43,384,882
CSG Systems International, Inc.	573,900	23,719,287
CSRA, Inc.	1,643,400	44,207,460
DST Systems, Inc.	310,825	36,652,484

		189,328,959

Machinery—5.8%
Barnes Group, Inc.	1,151,865	46,708,126
Crane Co.	782,900	49,330,529
Global Brass & Copper Holdings, Inc.	1,009,300	29,158,677
Hillenbrand, Inc.	655,840	20,750,778
ITT, Inc.	1,351,915	48,452,633
Standex International Corp.	235,972	21,914,720

		216,315,463

	Shares	Value*

Media—2.0%
Meredith Corp.	838,582	$43,597,878
Time, Inc.	1,984,687	28,738,268

		72,336,146

Metals & Mining—1.4%
Dominion Diamond Corp.	1,339,532	13,047,042
Steel Dynamics, Inc.	1,526,700	38,152,233

		51,199,275

Multi-Utilities—0.7%
Black Hills Corp.	415,100	25,412,422

Oil, Gas & Consumable Fuels—5.3%
Alliance Resource Partners L.P.	1,256,300	27,864,734
Boardwalk Pipeline Partners L.P.	2,401,129	41,203,374
Cone Midstream Partners L.P.	684,931	12,397,251
Delek Logistics Partners L.P.	522,864	14,943,453
NuStar GP Holdings LLC	1,092,300	27,941,034
SandRidge Permian Trust	1,457,468	4,153,784
TC Pipelines L.P.	460,371	26,254,958
World Fuel Services Corp.	878,788	40,652,733

		195,411,321

Paper & Forest Products—2.8%
Neenah Paper, Inc.	582,313	46,008,550
Schweitzer-Mauduit International, Inc.	987,434	38,075,455
Western Forest Products, Inc.	11,885,453	19,568,260

		103,652,265

Professional Services—0.9%
Korn/Ferry International	1,648,882	34,626,522

Software—1.3%
Mentor Graphics Corp.	1,759,494	46,521,021

Thrifts & Mortgage Finance—1.8%
Provident Financial Services, Inc.	936,100	19,873,403
Washington Federal, Inc.	1,811,150	48,321,482

		68,194,885

Tobacco—0.6%
Universal Corp.	379,949	22,120,631

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc.	483,942	22,619,449

Total Common Stock (cost—$3,209,119,207)		3,576,001,338

MUTUAL FUNDS—0.8%
Central Fund of Canada Ltd., Class A (cost—$26,080,458)	2,118,778	29,302,700

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $137,105,343; collateralized by U.S. Treasury Notes, 2.00%—2.375%, due 8/15/24—2/15/25, valued at $139,851,094 including accrued interest (cost—$137,105,000)	$137,105	$137,105,000

Total Investments (cost—$3,372,304,665)—100.9%		3,742,409,038

Liabilities in excess of other assets (a)—(0.9)%		(33,169,320)

Net Assets—100.0%		$3,709,239,718

Notes to Schedule of Investments:

(a)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at September 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2016	Unrealized Appreciation
Sold:
1,093,528 Canadian Dollar settling 10/3/16	Northern Trust Company	$836,054	$833,513	$2,541

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—2.0%
AAR Corp.	2,570	$80,492
BWX Technologies, Inc.	23,395	897,666
Curtiss-Wright Corp.	2,205	200,898
Ducommun, Inc. (b)	5,485	125,277
HEICO Corp.	665	46,018
National Presto Industries, Inc.	2,205	193,577

		1,543,928

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (b)	10,177	146,040
Echo Global Logistics, Inc. (b)	5,273	121,595

		267,635

Airlines—0.9%
Hawaiian Holdings, Inc. (b)	3,214	156,201
SkyWest, Inc.	20,435	539,688

		695,889

Auto Components—2.3%
Cooper-Standard Holding, Inc. (b)	8,755	864,994
Drew Industries, Inc.	2,650	259,753
Modine Manufacturing Co. (b)	2,986	35,414
Motorcar Parts of America, Inc. (b)	1,463	42,105
Spartan Motors, Inc.	28,475	272,790
Tenneco, Inc. (b)	3,248	189,261
Tower International, Inc.	1,438	34,656
Visteon Corp.	1,347	96,526

		1,795,499

Banks—3.4%
Ameris Bancorp	3,722	130,084
Banc of California, Inc.	8,631	150,697
CenterState Banks, Inc.	25,720	456,016
CU Bancorp (b)	1,980	45,164
First Financial Bancorp	4,790	104,614
Franklin Financial Network, Inc. (b)	1,037	38,784
Great Western Bancorp, Inc.	6,850	228,242
Heartland Financial USA, Inc.	5,330	192,253
Pacific Premier Bancorp, Inc. (b)	1,918	50,750
Peapack Gladstone Financial Corp.	12,210	273,626
Seacoast Banking Corp. of Florida (b)	49,197	791,580
Stonegate Bank	864	29,160
Western Alliance Bancorp (b)	4,188	157,217

		2,648,187

Beverages—0.4%
Cott Corp.	15,657	223,112
MGP Ingredients, Inc.	905	36,671
Primo Water Corp. (b)	2,888	35,031

		294,814

Biotechnology—2.6%
Advaxis, Inc. (b)	1,668	17,831
Agenus, Inc. (b)	2,701	19,393
Alder Biopharmaceuticals, Inc. (b)	2,270	74,388
Applied Genetic Technologies Corp. (b)	12,425	121,517

	Shares	Value*

ARIAD Pharmaceuticals, Inc. (b)	4,673	$63,973
Arrowhead Pharmaceuticals, Inc. (b)	2,347	17,250
BioSpecifics Technologies Corp. (b)	630	28,772
Bluebird Bio, Inc. (b)	636	43,108
Blueprint Medicines Corp. (b)	624	18,533
Cara Therapeutics, Inc. (b)	8,972	74,916
Concert Pharmaceuticals, Inc. (b)	1,398	14,134
Dynavax Technologies Corp. (b)	1,251	13,123
Eagle Pharmaceuticals, Inc. (b)	434	30,380
Exelixis, Inc. (b)	8,355	106,860
Five Prime Therapeutics, Inc. (b)	2,815	147,759
Flexion Therapeutics, Inc. (b)	6,859	134,025
Genomic Health, Inc. (b)	3,975	114,957
Halozyme Therapeutics, Inc. (b)	5,640	68,131
Heron Therapeutics, Inc. (b)	988	17,023
Inovio Pharmaceuticals, Inc. (b)	2,271	21,166
Kite Pharma, Inc. (b)	901	50,330
La Jolla Pharmaceutical Co. (b)	1,113	26,478
Ligand Pharmaceuticals, Inc., Class B (b)	1,218	124,309
Lion Biotechnologies, Inc. (b)	2,258	18,583
MacroGenics, Inc. (b)	3,169	94,785
Ophthotech Corp. (b)	1,169	53,926
Pfenex, Inc. (b)	1,647	14,741
PharmAthene, Inc. (b)	16,330	47,357
Progenics Pharmaceuticals, Inc. (b)	2,176	13,774
Prothena Corp. PLC (b)	1,382	82,879
Raptor Pharmaceutical Corp. (b)	3,845	34,490
Repligen Corp. (b)	4,822	145,576
Synergy Pharmaceuticals, Inc. (b)	5,427	29,903
Ultragenyx Pharmaceutical, Inc. (b)	871	61,789
Vanda Pharmaceuticals, Inc. (b)	1,649	27,439

		1,973,598

Building Products—0.9%
American Woodmark Corp. (b)	2,230	179,671
Builders FirstSource, Inc. (b)	13,812	158,976
Gibraltar Industries, Inc. (b)	2,838	105,432
Patrick Industries, Inc. (b)	3,518	217,834
PGT, Inc. (b)	2,855	30,463

		692,376

Capital Markets—0.7%
Ellington Financial LLC	4,755	79,266
Golub Capital BDC, Inc.	7,190	133,518
Main Street Capital Corp.	2,560	87,885
New Mountain Finance Corp.	2,880	39,629
Solar Capital Ltd.	1,930	39,604
TCP Capital Corp.	2,410	39,476
TPG Specialty Lending, Inc.	7,105	128,671

		548,049

Chemicals—2.7%
American Vanguard Corp.	2,243	36,022
Cabot Corp.	7,285	381,807
Ciner Resources L.P.	5,425	168,880
Flotek Industries, Inc. (b)	1,830	26,608
HB Fuller Co.	5,655	262,788

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Koppers Holdings, Inc. (b)	4,804	$154,593
Olin Corp.	4,133	84,809
Trinseo S.A.	6,585	372,448
Westlake Chemical Partners L.P.	27,295	623,418

		2,111,373

Commercial Services & Supplies—3.9%
ABM Industries, Inc.	2,730	108,381
Brady Corp., Class A	2,300	79,603
Casella Waste Systems, Inc., Class A (b)	51,105	526,381
HNI Corp.	14,630	582,274
Quad/Graphics, Inc.	30,445	813,490
Viad Corp.	24,665	909,399

		3,019,528

Communications Equipment—1.2%
Finisar Corp. (b)	11,360	338,528
Lumentum Holdings, Inc. (b)	3,612	150,873
Oclaro, Inc. (b)	20,806	177,892
Plantronics, Inc.	4,725	245,511
ShoreTel, Inc. (b)	4,429	35,432

		948,236

Construction & Engineering—3.0%
Argan, Inc.	834	49,365
Comfort Systems USA, Inc.	4,108	120,406
Dycom Industries, Inc. (b)	2,758	225,549
Granite Construction, Inc.	4,277	212,738
KBR, Inc.	44,180	668,443
MasTec, Inc. (b)	33,476	995,576
NV5 Global, Inc. (b)	1,152	37,221

		2,309,298

Construction Materials—0.1%
U.S. Concrete, Inc. (b)	916	42,196

Containers & Packaging—1.1%
Berry Plastics Group, Inc. (b)	4,077	178,776
Greif, Inc., Class A	13,630	675,912

		854,688

Distributors—0.3%
Core-Mark Holding Co., Inc.	3,008	107,687
Pool Corp.	960	90,739

		198,426

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (b)	3,468	231,975
Capella Education Co.	2,370	137,555
Carriage Services, Inc.	1,671	39,519
Stonemor Partners L.P.	8,885	222,480

		631,529

Diversified Financial Services—0.1%
Compass Diversified Holdings	2,560	44,493

Diversified Telecommunication Services—0.1%
ATN International, Inc.	620	40,325
Inteliquent, Inc.	1,377	22,225

		62,550

	Shares	Value*

Electric Utilities—1.6%
ALLETE, Inc.	3,935	$234,605
El Paso Electric Co.	1,505	70,389
Great Plains Energy, Inc.	2,325	63,449
IDACORP, Inc.	4,655	364,393
Otter Tail Corp.	3,480	120,373
PNM Resources, Inc.	2,785	91,125
Portland General Electric Co.	6,135	261,290

		1,205,624

Electronic Equipment, Instruments & Components—5.2%
Belden, Inc.	2,750	189,722
Coherent, Inc. (b)	1,266	139,944
Dolby Laboratories, Inc., Class A	1,415	76,820
ePlus, Inc. (b)	392	37,009
Fabrinet (b)	11,275	502,752
Insight Enterprises, Inc. (b)	2,250	73,237
Itron, Inc. (b)	8,338	464,927
Mesa Laboratories, Inc.	274	31,335
Methode Electronics, Inc.	7,885	275,738
Rogers Corp. (b)	10,362	632,911
Sanmina Corp. (b)	30,255	861,360
ScanSource, Inc. (b)	1,315	47,998
TTM Technologies, Inc. (b)	57,785	661,638
Vishay Precision Group, Inc. (b)	2,485	39,835

		4,035,226

Energy Equipment & Services—0.2%
Helix Energy Solutions Group, Inc. (b)	13,562	110,259
TETRA Technologies, Inc. (b)	3,477	21,245

		131,504

Equity Real Estate Investment Trusts (REITs)—6.6%
Ares Commercial Real Estate Corp.	48,370	609,462
Corporate Office Properties Trust	5,445	154,366
CYS Investments, Inc.	5,185	45,213
Franklin Street Properties Corp.	59,175	745,605
Hudson Pacific Properties, Inc.	11,570	380,306
New Residential Investment Corp.	13,015	179,737
New Senior Investment Group, Inc.	41,200	475,448
Pennsylvania Real Estate Investment Trust	30,725	707,597
Select Income REIT	28,395	763,826
Summit Hotel Properties, Inc.	66,215	871,389
Winthrop Realty Trust (a)(c)	12,960	120,917

		5,053,866

Food & Staples Retailing—1.3%
SpartanNash Co.	8,345	241,337
United Natural Foods, Inc. (b)	15,830	633,833
Village Super Market, Inc., Class A	1,885	60,339
Weis Markets, Inc.	1,820	96,460

		1,031,969

Food Products—2.1%
Amplify Snack Brands, Inc. (b)	11,685	189,297
Dean Foods Co.	4,785	78,474
Fresh Del Monte Produce, Inc.	5,810	348,019
J&J Snack Foods Corp.	2,970	353,786

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

John B Sanfilippo & Son, Inc.	729	$37,420
Lancaster Colony Corp.	2,555	337,490
Pinnacle Foods, Inc.	2,690	134,957
Sanderson Farms, Inc.	415	39,977
Tootsie Roll Industries, Inc.	3,372	124,191

		1,643,611

Gas Utilities—0.4%
Northwest Natural Gas Co.	805	48,388
Southwest Gas Corp.	700	48,902
Spire, Inc.	1,190	75,851
Star Gas Partners L.P.	14,965	144,412

		317,553

Health Care Equipment & Supplies—8.2%
Analogic Corp.	840	74,424
Anika Therapeutics, Inc. (b)	1,460	69,861
AtriCure, Inc. (b)	1,651	26,119
Atrion Corp.	225	95,985
AxoGen, Inc. (b)	3,056	27,596
Cantel Medical Corp.	2,539	197,991
Cardiovascular Systems, Inc. (b)	9,485	225,174
Cynosure, Inc., Class A (b)	3,974	202,436
Exactech, Inc. (b)	26,140	706,564
GenMark Diagnostics, Inc. (b)	2,755	32,509
Halyard Health, Inc. (b)	14,250	493,905
Hill-Rom Holdings, Inc.	18,024	1,117,127
ICU Medical, Inc. (b)	478	60,410
Inogen, Inc. (b)	3,849	230,555
Integra LifeSciences Holdings Corp. (b)	2,315	191,103
Invuity, Inc. (b)	1,880	25,794
LeMaitre Vascular, Inc.	2,682	53,211
Masimo Corp. (b)	15,720	935,183
Meridian Bioscience, Inc.	6,365	122,781
NuVasive, Inc. (b)	2,590	172,649
Orthofix International NV (b)	7,190	307,516
Penumbra, Inc. (b)	1,051	79,865
RTI Surgical, Inc. (b)	5,632	17,628
Surmodics, Inc. (b)	10,752	323,528
Trinity Biotech PLC ADR (b)	1,643	21,720
Utah Medical Products, Inc.	1,185	70,863
Vascular Solutions, Inc. (b)	3,538	170,638
West Pharmaceutical Services, Inc.	3,534	263,283

		6,316,418

Health Care Providers & Services—2.9%
Aceto Corp.	1,716	32,587
AMN Healthcare Services, Inc. (b)	3,390	108,039
Amsurg Corp. (b)	1,741	116,734
BioTelemetry, Inc. (b)	11,377	211,271
Chemed Corp.	1,305	184,096
CorVel Corp. (b)	1,085	41,664
Cross Country Healthcare, Inc. (b)	3,225	37,991
Magellan Health, Inc. (b)	735	39,492
National HealthCare Corp.	3,580	236,244
Owens & Minor, Inc.	6,035	209,596
Providence Service Corp. (b)	753	36,618

	Shares	Value*

RadNet, Inc. (b)	3,514	$26,004
Teladoc, Inc. (b)	6,713	122,915
U.S. Physical Therapy, Inc.	640	40,128
VCA, Inc. (b)	11,836	828,283

		2,271,662

Health Care Technology—0.1%
HealthStream, Inc. (b)	946	26,109
Vocera Communications, Inc. (b)	2,442	41,270

		67,379

Hotels, Restaurants & Leisure—2.9%
Buffalo Wild Wings, Inc. (b)	695	97,814
Carrols Restaurant Group, Inc. (b)	3,911	51,664
Cedar Fair L.P.	1,110	63,592
Cheesecake Factory, Inc.	3,235	161,944
Churchill Downs, Inc.	1,108	162,156
Chuy’s Holdings, Inc. (b)	854	23,861
ClubCorp Holdings, Inc.	8,059	116,614
Cracker Barrel Old Country Store, Inc.	1,000	132,220
Dave & Buster’s Entertainment, Inc. (b)	3,343	130,979
Eldorado Resorts, Inc. (b)	2,999	42,166
International Speedway Corp., Class A	2,385	79,707
Interval Leisure Group, Inc.	29,880	513,040
Jack in the Box, Inc.	1,818	174,419
Marcus Corp.	2,100	52,584
Papa John’s International, Inc.	570	44,944
Penn National Gaming, Inc. (b)	14,915	202,396
Ruth’s Hospitality Group, Inc.	3,360	47,443
Texas Roadhouse, Inc.	2,610	101,868

		2,199,411

Household Durables—1.3%
Cavco Industries, Inc. (b)	1,727	171,059
Installed Building Products, Inc. (b)	4,386	157,326
LGI Homes, Inc. (b)	7,607	280,242
M/I Homes, Inc. (b)	1,621	38,207
Universal Electronics, Inc. (b)	2,306	171,705
WCI Communities, Inc. (b)	1,733	41,107
William Lyon Homes, Class A (b)	7,955	147,565

		1,007,211

Household Products—1.6%
Central Garden & Pet Co. (b)	35,740	929,240
Orchids Paper Products Co.	993	27,039
WD-40 Co.	2,515	282,762

		1,239,041

Insurance—0.4%
AMERISAFE, Inc.	1,986	116,737
Atlas Financial Holdings, Inc. (b)	1,460	23,024
Federated National Holding Co.	960	17,943
National General Holdings Corp.	5,449	121,186
Safety Insurance Group, Inc.	655	44,029

		322,919

Internet & Catalog Retail—1.0%
1-800-Flowers.com, Inc., Class A (b)	61,680	565,606

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Duluth Holdings, Inc., Class B (b)	1,264	$33,509
Etsy, Inc. (b)	6,410	91,535
Nutrisystem, Inc.	1,808	53,679
PetMed Express, Inc.	1,955	39,647

		783,976

Internet Software & Services—5.3%
Amber Road, Inc. (b)	4,287	41,370
Apigee Corp. (b)	2,683	46,684
Autobytel, Inc. (b)	2,341	41,670
Bazaarvoice, Inc. (b)	142,740	843,593
Blucora, Inc. (b)	67,822	759,606
Carbonite, Inc. (b)	20,325	312,192
Cornerstone OnDemand, Inc. (b)	3,471	159,493
Envestnet, Inc. (b)	3,447	125,643
Five9, Inc. (b)	14,028	219,959
GTT Communications, Inc. (b)	1,714	40,330
Instructure, Inc. (b)	1,560	39,577
IntraLinks Holdings, Inc. (b)	3,636	36,578
j2 Global, Inc.	1,891	125,960
Liquidity Services, Inc. (b)	79,440	892,906
LogMeIn, Inc.	1,684	152,217
SPS Commerce, Inc. (b)	418	30,685
WebMD Health Corp. (b)	2,266	112,620
Xactly Corp. (b)	2,650	39,008
Yelp, Inc. (b)	1,850	77,145

		4,097,236

IT Services—0.9%
Convergys Corp.	4,070	123,809
EPAM Systems, Inc. (b)	1,616	112,005
Euronet Worldwide, Inc. (b)	1,256	102,779
Hackett Group, Inc.	2,393	39,532
Mantech International Corp., Class A	2,585	97,429
Planet Payment, Inc. (b)	7,735	28,697
Travelport Worldwide Ltd.	10,333	155,305

		659,556

Leisure Equipment & Products—0.2%
Callaway Golf Co.	11,625	134,966
Nautilus, Inc. (b)	2,561	58,186

		193,152

Life Sciences Tools & Services—3.0%
Albany Molecular Research, Inc. (b)	2,311	38,155
Bio-Rad Laboratories, Inc., Class A (b)	2,280	373,487
Cambrex Corp. (b)	2,618	116,396
Charles River Laboratories International, Inc. (b)	9,435	786,313
NeoGenomics, Inc. (b)	20,250	166,455
PRA Health Sciences, Inc. (b)	14,293	807,697

		2,288,503

Machinery—2.1%
Energy Recovery, Inc. (b)	5,988	95,688
Harsco Corp.	12,420	123,331
John Bean Technologies Corp.	2,519	177,715
Kadant, Inc.	759	39,552

	Shares	Value*

Lydall, Inc. (b)	17,377	$888,486
NN, Inc.	1,464	26,718
Wabash National Corp. (b)	6,100	86,864
Woodward, Inc.	2,655	165,884

		1,604,238

Media—0.5%
Entravision Communications Corp., Class A	4,574	34,899
Hemisphere Media Group, Inc. (b)	3,545	45,199
John Wiley & Sons, Inc., Class A	1,170	60,384
Regal Entertainment Group, Class A	1,825	39,694
Scholastic Corp.	5,220	205,459

		385,635

Metals & Mining—1.1%
AK Steel Holding Corp. (b)	82,820	400,020
United States Steel Corp.	4,457	84,059
Worthington Industries, Inc.	6,825	327,805

		811,884

Mortgage Real Estate Investment Trusts (REITs)—0.1%
MTGE Investment Corp.	3,530	60,681

Multi-Utilities—0.4%
Avista Corp.	985	41,163
NorthWestern Corp.	1,165	67,022
Unitil Corp.	4,780	186,707

		294,892

Oil, Gas & Consumable Fuels—3.7%
Antero Midstream Partners L.P.	25,845	690,061
Bill Barrett Corp. (b)	2,766	15,379
Black Stone Minerals L.P.	35,960	640,448
Boardwalk Pipeline Partners L.P.	34,145	585,928
Callon Petroleum Co. (b)	13,835	217,209
Cone Midstream Partners L.P.	12,375	223,987
Contango Oil & Gas Co. (b)	11,580	118,348
CrossAmerica Partners L.P.	1,550	39,355
PDC Energy, Inc. (b)	605	40,571
Rex American Resources Corp. (b)	495	41,956
Ring Energy, Inc. (b)	3,148	34,471
Sanchez Energy Corp. (b)	18,865	166,767

		2,814,480

Personal Products—0.4%
Medifast, Inc.	1,965	74,257
Nutraceutical International Corp. (b)	8,210	256,481

		330,738

Pharmaceuticals—3.6%
Amphastar Pharmaceuticals, Inc. (b)	4,172	79,143
ANI Pharmaceuticals, Inc. (b)	14,918	989,809
Corcept Therapeutics, Inc. (b)	2,328	15,132
Dermira, Inc. (b)	891	30,134
Heska Corp. (b)	5,010	272,694
Intersect ENT, Inc. (b)	1,499	23,744
Omeros Corp. (b)	1,976	22,052

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Pacira Pharmaceuticals, Inc. (b)	2,269	$77,645
Prestige Brands Holdings, Inc. (b)	20,405	984,950
SciClone Pharmaceuticals, Inc. (b)	4,425	45,356
Supernus Pharmaceuticals, Inc. (b)	8,509	210,428
Teligent, Inc. (b)	5,275	40,090

		2,791,177

Professional Services—2.2%
CBIZ, Inc. (b)	30,395	340,120
GP Strategies Corp. (b)	1,080	26,589
Kforce, Inc.	1,434	29,383
Navigant Consulting, Inc. (b)	36,660	741,265
TriNet Group, Inc. (b)	24,401	527,794

		1,665,151

Road & Rail—0.4%
Celadon Group, Inc.	2,196	19,193
Landstar System, Inc.	1,540	104,843
Swift Transportation Co. (b)	7,926	170,172

		294,208

Semiconductors & Semiconductor Equipment—3.0%
Advanced Energy Industries, Inc. (b)	1,735	82,100
Alpha & Omega Semiconductor Ltd. (b)	11,765	255,536
Amkor Technology, Inc. (b)	36,840	358,085
Cavium, Inc. (b)	3,252	189,266
CEVA, Inc. (b)	1,494	52,394
Cirrus Logic, Inc. (b)	3,059	162,586
FormFactor, Inc. (b)	14,687	159,354
Impinj, Inc. (b)	1,188	44,455
Inphi Corp. (b)	2,987	129,964
Integrated Device Technology, Inc. (b)	4,309	99,538
MaxLinear, Inc., Class A (b)	4,925	99,830
Mellanox Technologies Ltd. (b)	2,340	101,205
Microsemi Corp. (b)	4,716	197,978
NeoPhotonics Corp. (b)	2,179	35,605
PDF Solutions, Inc. (b)	2,243	40,755
Photronics, Inc. (b)	4,195	43,250
Rudolph Technologies, Inc. (b)	8,840	156,822
Semtech Corp. (b)	4,330	120,071

		2,328,794

Software—2.5%
8x8, Inc. (b)	8,434	130,137
Callidus Software, Inc. (b)	9,828	180,344
Ellie Mae, Inc. (b)	1,866	196,490
Fair Isaac Corp.	1,246	155,239
Gigamon, Inc. (b)	6,601	361,735
Model N, Inc. (b)	2,568	28,530
Paycom Software, Inc. (b)	2,474	124,022
Paylocity Holding Corp. (b)	2,378	105,726
RealPage, Inc. (b)	11,658	299,610
Silver Spring Networks, Inc. (b)	3,002	42,568
Take-Two Interactive Software, Inc. (b)	5,720	257,858
Telenav, Inc. (b)	3,730	21,373

		1,903,632

	Shares	Value*

Specialty Retail—0.2%
Shoe Carnival, Inc.	833	$22,208
Sportsman’s Warehouse Holdings, Inc. (b)	9,812	103,222
Tilly’s, Inc., Class A (b)	4,600	43,194

		168,624

Technology Hardware, Storage & Peripherals—0.2%
Electronics For Imaging, Inc. (b)	2,772	135,607
USA Technologies, Inc. (b)	5,126	28,731

		164,338

Textiles, Apparel & Luxury Goods—1.1%
Perry Ellis International, Inc. (b)	45,475	876,758

Thrifts & Mortgage Finance—3.6%
America First Multifamily Investors L.P.	38,780	228,802
BankFinancial Corp.	5,470	69,469
Beneficial Bancorp, Inc.	4,365	64,209
Capitol Federal Financial, Inc.	17,305	243,481
Charter Financial Corp.	20,035	258,051
Clifton Bancorp, Inc.	10,185	155,729
Essent Group Ltd. (b)	4,984	132,624
First Defiance Financial Corp.	853	38,078
Flagstar Bancorp, Inc. (b)	12,765	354,229
LendingTree, Inc. (b)	542	52,525
Meridian Bancorp, Inc.	2,864	44,592
Northfield Bancorp, Inc.	9,065	145,946
Provident Financial Holdings, Inc.	2,105	41,174
Territorial Bancorp, Inc.	5,480	157,057
Walker & Dunlop, Inc. (b)	5,435	137,288
Waterstone Financial, Inc.	39,936	678,513

		2,801,767

Tobacco—1.0%
Universal Corp.	7,170	417,437
Vector Group Ltd.	14,998	322,907

		740,344

Trading Companies & Distributors—0.4%
Kaman Corp.	6,305	276,916

Water Utilities—0.3%
California Water Service Group	5,205	167,028
Connecticut Water Service, Inc.	1,115	55,449

		222,477

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc. (b)	3,813	39,198
Telephone & Data Systems, Inc.	2,980	80,996

		120,194

Total Common Stock (cost—$67,019,406)		76,205,037

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $771,002; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $787,088 including accrued interest (cost—$771,000)	$771	$771,000

Total Investments (cost—$67,790,406)—100.0%		76,976,037

Liabilities in excess of other assets—(0.0)%		(31,399)

Net Assets—100.0%		$76,944,638

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $120,917, representing 0.2% of net assets.
(b)	Non-income producing.
(c)	Illiquid.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

September 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Automobiles—0.0%
Tesla Motors, Inc. (e)	100	$20,403

Chemicals—0.0%
Monsanto Co.	100	10,220

Communications Equipment—3.6%
Cisco Systems, Inc. (d)	985,913	31,273,160
Juniper Networks, Inc.	100	2,406
Motorola Solutions, Inc.	100	7,628
Nokia Oyj ADR	100	579
Palo Alto Networks, Inc. (e)	78,971	12,582,450

		43,866,223

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR	5,880	272,597

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	4,061
Verizon Communications, Inc.	100	5,198

		9,259

Electrical Equipment—0.0%
Nidec Corp.	100	9,243
SolarCity Corp. (e)	100	1,956

		11,199

Electronic Equipment, Instruments & Components—1.6%
CDW Corp.	42,133	1,926,742
Corning, Inc.	708,542	16,757,018
Fitbit, Inc., Class A (e)	100	1,484
Flextronics International Ltd. (e)	100	1,362
Ingram Micro, Inc., Class A	100	3,566
IPG Photonics Corp. (e)	100	8,235
LG Display Co., Ltd.	1,000	25,565
Murata Manufacturing Co., Ltd.	100	13,054
Samsung Electro-Mechanics Co., Ltd.	170	7,589
Tech Data Corp. (e)	6,855	580,687

		19,325,302

Equity Real Estate Investment Trusts (REITs)—0.2%
American Tower Corp.	19,127	2,167,663
CyrusOne, Inc.	100	4,757

		2,172,420

Health Care Equipment & Supplies—0.0%
Hoya Corp.	100	4,023

Household Durables—1.7%
Garmin Ltd.	437,999	21,072,132
Harman International Industries, Inc.	100	8,445

		21,080,577

Internet & Catalog Retail—12.8%
Amazon.com, Inc. (e)	139,712	116,982,255
Ctrip.com International Ltd. ADR (e)	100	4,657

	Shares	Value*

Expedia, Inc.	108,290	$12,639,609
Netflix, Inc. (e)	14,857	1,464,157
Priceline Group, Inc. (e)	9,660	14,214,594
Rakuten, Inc.	1,000	13,053
TripAdvisor, Inc. (e)	100	6,318
Vipshop Holdings Ltd. ADR (e)	832,985	12,219,890

		157,544,533

Internet Software & Services—20.9%
58.com, Inc. ADR (e)	100	4,766
Akamai Technologies, Inc. (e)	100	5,299
Alibaba Group Holding Ltd. ADR (e)	296,010	31,314,898
Alphabet, Inc., Class A (d)(e)	69,710	56,051,022
Alphabet, Inc., Class C (e)	54,637	42,468,794
Baidu, Inc. ADR (e)	100	18,207
Cornerstone OnDemand, Inc. (e)	100	4,595
Criteo S.A. ADR (e)	100	3,511
eBay, Inc. (d)(e)	83,980	2,762,942
Facebook, Inc., Class A (e)	691,178	88,657,402
NAVER Corp.	100	80,506
NetEase, Inc. ADR	63,233	15,225,242
SINA Corp. (e)	100	7,383
Tencent Holdings Ltd.	734,600	20,423,360
Twitter, Inc. (e)	100	2,305
Weibo Corp. (b)(e)	10	501
Yelp, Inc. (e)	100	4,170
Zillow Group, Inc., Class A (e)	100	3,445
Zillow Group, Inc., Class C (e)	200	6,930

		257,045,278

IT Services—11.3%
Accenture PLC, Class A	19,065	2,329,171
Alliance Data Systems Corp. (e)	100	21,453
Amadeus IT Group S.A., Class A	133,023	6,639,562
Automatic Data Processing, Inc.	24,913	2,197,327
Cognizant Technology Solutions Corp., Class A (e)	180,558	8,614,422
Computer Sciences Corp.	171,664	8,962,577
Fidelity National Information Services, Inc.	267,035	20,569,706
Fiserv, Inc. (e)	18,455	1,835,719
Global Payments, Inc.	174,948	13,429,008
Mastercard, Inc., Class A	180,768	18,396,759
Paychex, Inc.	100	5,787
PayPal Holdings, Inc. (e)	100	4,097
Sabre Corp.	87,165	2,456,310
Square, Inc. (e)	193,300	2,253,878
Tata Consultancy Services Ltd.	1,000	36,566
Total System Services, Inc.	3,597	169,599
Vantiv, Inc., Class A (e)	100	5,627
Visa, Inc., Class A (d)	613,153	50,707,753

		138,635,321

Media—0.6%
Comcast Corp., Class A	114,316	7,583,723

Schedule of Investments

AllianzGI Technology Fund

September 30, 2016 (unaudited) (continued)

	Shares	Value*

Professional Services—0.0%
Verisk Analytics, Inc., Class A (e)	100	$8,128

Semiconductors & Semiconductor Equipment—15.4%
Analog Devices, Inc.	100	6,445
Applied Materials, Inc.	1,076,810	32,465,821
Broadcom Ltd.	208,330	35,941,092
Cypress Semiconductor Corp.	629,190	7,650,950
Infineon Technologies AG	665,023	11,858,363
Intel Corp.	100	3,775
Lam Research Corp.	307,621	29,134,785
Marvell Technology Group Ltd.	701,160	9,304,393
Maxim Integrated Products, Inc.	87,440	3,491,479
MediaTek, Inc.	1,000	7,678
Microchip Technology, Inc.	327,092	20,325,497
Micron Technology, Inc. (d)(e)	706,915	12,568,949
NVIDIA Corp.	66,746	4,573,436
NXP Semiconductors NV (e)	58,355	5,952,794
Qorvo, Inc. (e)	100	5,574
QUALCOMM, Inc.	135,557	9,285,654
SK Hynix, Inc.	1,000	36,710
Skyworks Solutions, Inc.	84,348	6,422,257
SunPower Corp. (e)	100	892
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	3,059
Teradyne, Inc.	100	2,158
Texas Instruments, Inc.	100	7,018

		189,048,779

Software—17.6%
Activision Blizzard, Inc.	205,483	9,102,897
Adobe Systems, Inc. (e)	153,724	16,685,203
Aspen Technology, Inc. (e)	100	4,679
Atlassian Corp. PLC, Class A (e)	10	300
Dell Technologies, Inc., Class V (e)	2,670	127,626
Electronic Arts, Inc. (e)	188,710	16,115,834
FireEye, Inc. (e)	100	1,473
Fortinet, Inc. (e)	24,838	917,267
Imperva, Inc. (e)	60,669	3,258,532
Intuit, Inc.	178,998	19,691,570
Microsoft Corp. (d)	634,376	36,540,057
NetSuite, Inc. (e)	100	11,069
Oracle Corp.	262,072	10,294,188
Paycom Software, Inc. (e)	382,659	19,182,696
Proofpoint, Inc. (e)	283,053	21,186,517
Red Hat, Inc. (e)	100	8,083
Salesforce.com, Inc. (e)	186,213	13,282,573
SAP SE ADR	83,990	7,677,526
ServiceNow, Inc. (e)	36,490	2,888,183
Sophos Group PLC (a)	146,310	504,441
Splunk, Inc. (e)	100	5,868
Symantec Corp.	100	2,510
Tableau Software, Inc., Class A (e)	71,470	3,950,147
Workday, Inc., Class A (e)	224,265	20,562,858
Zendesk, Inc. (e)	449,325	13,798,771

		215,800,868

	Shares	Value*

Technology Hardware, Storage & Peripherals—11.9%
Apple, Inc. (d)	464,184	$52,476,001
Catcher Technology Co., Ltd. (e)	1,000	8,183
Diebold, Inc.	100	2,479
FUJIFILM Holdings Corp.	100	3,704
Hewlett Packard Enterprise Co.	1,393,770	31,708,268
HP, Inc.	857,280	13,313,558
Lenovo Group Ltd.	1,000	668
NEC Corp.	16,000	41,268
NetApp, Inc.	453,570	16,246,877
Samsung Electronics Co., Ltd.	22,143	32,257,080
Western Digital Corp.	13,673	799,460

		146,857,546

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (e)	100	4,672

Total Common Stock (cost—$868,563,433)		1,199,301,071

EXCHANGE-TRADED FUNDS—0.0%

iShares FTSE A50 China Index	1,000	1,351
iShares MSCI Emerging Markets Index	100	3,745

Total Exchange-Traded Funds (cost—$5,747)		5,096

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 9/30/16, 0.03%, due 10/3/16, proceeds $30,319,076; collateralized by U.S. Treasury Notes, 2.00%, due 2/15/25, valued at $30,925,763 including accrued interest (cost—$30,319,000)	$30,319	30,319,000

	Contracts

OPTIONS PURCHASED (e)(f)—0.4%

Call Options—0.4%
Microsoft Corp., strike price $52.50, expires 1/20/17	5,000	2,950,000
Palo Alto Networks, Inc., strike price $145.00, expires 3/17/17	1,028	2,374,680

Total Options Purchased (cost—$2,421,566)		5,324,680

Total Investments, before options written and securities sold short (cost—$901,309,746)—100.5%		1,234,949,847

Schedule of Investments

AllianzGI Technology Fund

September 30, 2016 (unaudited) (continued)

	Contracts	Value*

OPTIONS WRITTEN (e)(f)—(0.0)%

Put Options—(0.0)%
Microsoft Corp., strike price $43.00, expires 1/20/17	6,000	$(123,000)
Palo Alto Networks, Inc., strike price $120.00, expires 3/17/17	1,028	(282,700)

Total Options Written (premiums received—$3,325,140)		(405,700)

	Shares

SECURITIES SOLD SHORT—(3.9)%

Common Stock—(3.0)%

Communications Equipment—(0.1)%
F5 Networks, Inc. (e)	5,510	(686,767)

IT Services—(2.0)%
International Business Machines Corp.	157,860	(25,076,061)

Software—(0.9)%
Check Point Software Technologies Ltd. (e)	137,635	(10,681,852)

Total Common Stock (proceeds received—$33,995,380)		(36,444,680)

Exchange-Traded Fund—(0.9)%
Guggenheim S&P 500 Equal Weight Technology (proceeds received—$10,567,581)	102,970	(10,864,365)

Total Securities Sold Short (proceeds received—$44,562,961)		(47,309,045)

Total Investments, net of options written and securities sold short (cost—$853,421,645) (c)—96.6%		1,187,235,102

Other assets less other liabilities—3.4%		41,426,871

Net Assets—100.0%		$1,228,661,973

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2016.
(c)	Securities (net of securities sold short) with an aggregate value of $71,971,967, representing 5.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(e)	Non-income producing.
(f)	Exchange traded-Chicago Board Options Exchange.
(g)	Transactions in options written for the three months ended September 30, 2016:

	Contracts	Premiums
Options outstanding, June 30, 2016	6,000	$2,403,086
Options written	1,028	922,054

Options outstanding, September 30, 2016	7,028	$3,325,140

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Funds’ investment adviser Allianz Global Investors Fund Management LLC (“AGIFM” or the “Investment Adviser”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) and NFJ Investment Group LLC, each an affiliate of the Investment Adviser (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Adviser circumstances and events that may require fair valuation. The Investment Adviser, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Effective October 1, 2016, AGIFM merged into AllianzGI U.S. Notwithstanding the merger of AGIFM and AllianzGI U.S. on October 1, 2016, these Notes portray that AGIFM served as the Funds’ investment adviser and AllianzGI U.S. served as certain of the Funds’ sub-adviser, which was the case during the reporting period. Following the merger, AllianzGI U.S. assumed the services and responsibilities previously provided by AGIFM as investment adviser and all Funds for which AllianzGI U.S. served as sub-adviser on September 30, 2016, no longer have a sub-adviser.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2016 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$9,637,096	$—	$—	$9,637,096
China	18,394,779	46,516,460	—	64,911,239
Malaysia	1,386,604	—	—	1,386,604
Mexico	2,916,788	—	—	2,916,788
Russian Federation	13,698,389	—	—	13,698,389
South Africa	3,877,080	5,362,917	—	9,239,997
Thailand	—	3,998,079	1,494,652	5,492,731
United States	8,190,607	—	—	8,190,607
All Other	—	116,589,923	—	116,589,923
Preferred Stock:
Brazil	5,534,103	—	—	5,534,103
Russian Federation	—	—	3,942,114	3,942,114
Repurchase Agreements	—	2,276,000	—	2,276,000

Totals	$63,635,446	$174,743,379	$5,436,766	$243,815,591

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$855,666,836	$—	$—	$855,666,836
Repurchase Agreements	—	35,833,000	—	35,833,000

Totals	$855,666,836	$35,833,000	$—	$891,499,836

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,061,227	$—	$1,061,227
Denmark	—	766,065	—	766,065
France	—	1,894,669	—	1,894,669
Germany	—	1,160,038	—	1,160,038
Spain	—	942,818	—	942,818
Switzerland	1,220,102	1,561,685	—	2,781,787
United Kingdom	—	2,914,882	—	2,914,882
All Other	34,100,090	—	—	34,100,090
Exchange-Traded Funds	793,032	—	—	793,032
Repurchase Agreements	—	915,000	—	915,000

	36,113,224	11,216,384	—	47,329,608

Investments in Securities—Liabilities
Options Written:
Market Price	(427,379)	—	—	(427,379)

Totals	$35,685,845	$11,216,384	$—	$46,902,229

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$—	$4,366,207	$—	$4,366,207
Austria	—	1,809,834	—	1,809,834
Belgium	—	1,381,675	—	1,381,675
China	—	2,713,086	—	2,713,086
Denmark	—	3,514,639	—	3,514,639
Finland	—	2,686,493	—	2,686,493
France	—	8,218,298	—	8,218,298
Germany	—	3,524,818	—	3,524,818
Hong Kong	—	603,263	—	603,263
Italy	—	2,614,924	—	2,614,924
Japan	—	32,126,349	—	32,126,349
Korea (Republic of)	—	1,210,051	—	1,210,051
Netherlands	1,379,883	2,495,289	—	3,875,172
Philippines	—	666,145	—	666,145
Spain	—	1,491,192	—	1,491,192
Sweden	—	8,413,098	—	8,413,098
Switzerland	1,731,239	1,901,548	—	3,632,787
Taiwan	—	1,200,276	—	1,200,276
United Kingdom	1,021,372	8,647,897	—	9,669,269
All Other	140,428,144	—	—	140,428,144
Repurchase Agreements	—	2,408,000	—	2,408,000

	144,560,638	91,993,082	—	236,553,720

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	—	—	—

Totals	$144,560,638	$91,993,082	$—	$236,553,720

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$53,369,063	$7,320,204	$—	$60,689,267
Pharmaceuticals	29,165,024	2,409,835	—	31,574,859
All Other	62,264,713	—	—	62,264,713
Repurchase Agreements	—	10,465,000	—	10,465,000

Totals	$144,798,800	$20,195,039	$—	$164,993,839

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$—	$—	$1,657,837	$1,657,837
Apparel & Textiles	—	—	53,102	53,102
Semiconductors	—	—	10,552	10,552
All Other	987,501,963	—	—	987,501,963
Corporate Bonds & Notes:
Apparel & Textiles	—	—	50,500	50,500
All Other	—	957,567,111	—	957,567,111
Convertible Bonds:
Hotels, Restaurants & Leisure	—	—	974,900	974,900
All Other	—	713,271,752	—	713,271,752
Convertible Preferred Stock:
Financial Services	—	13,830,971	—	13,830,971
Food & Beverage	—	9,252,691	—	9,252,691
Oil, Gas & Consumable Fuels	17,220,695	7,596,875	—	24,817,570
All Other	171,124,307	—	—	171,124,307
Senior Loans	—	—	14,403,560	14,403,560
Warrants	—	—	256,310	256,310
Preferred Stock	—	—	80	80
Repurchase Agreements	—	91,904,000	—	91,904,000

	1,175,846,965	1,793,423,400	17,406,841	2,986,677,206

Investments in Securities—Liabilities
Options Written:
Market Price	(1,129,300)	—	—	(1,129,300)

Other Financial Instruments*—Liabilities
Unrealized Depreciation of Unfunded Loan Commitment	—	—	(146,843)	(146,843)

Totals	$1,174,717,665	$1,793,423,400	$17,259,998	$2,985,401,063

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$290,789,382	$—	$—	$290,789,382

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$4,639,147,659	$—	$—	$4,639,147,659
Repurchase Agreements	—	55,981,000	—	55,981,000

Totals	$4,639,147,659	$55,981,000	$—	$4,695,128,659

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Australia	$19,764,625	$36,361,411	$—	$56,126,036
Brazil	28,376,420	—	—	28,376,420
Canada	74,320,360	—	—	74,320,360
Colombia	10,583,744	—	—	10,583,744
Ireland	19,398,518	9,611,970	—	29,010,488
Israel	20,497,455	—	—	20,497,455
Korea (Republic of)	26,638,588	—	—	26,638,588
Mexico	15,435,992	—	—	15,435,992
Netherlands	11,898,180	10,562,812	—	22,460,992
Russian Federation	31,474,707	—	—	31,474,707
Singapore	17,776,232	—	—	17,776,232
South Africa	23,312,784	—	—	23,312,784
Sweden	9,378,295	24,735,965	—	34,114,260
Taiwan	19,874,323	—	—	19,874,323
Turkey	5,120,951	—	—	5,120,951
United Kingdom	49,116,975	113,559,209	—	162,676,184
All Other	—	367,773,486	—	367,773,486
Repurchase Agreements	—	7,776,000	—	7,776,000

Totals	$382,968,149	$570,380,853	$—	$953,349,002

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$384,473,560	$—	$—	$384,473,560
Repurchase Agreements	—	2,038,000	—	2,038,000

Totals	$384,473,560	$2,038,000	$—	$386,511,560

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$609,515,052	$—	$—	$609,515,052
Mutual Funds	6,205,521	—	—	6,205,521
Repurchase Agreements	—	9,096,000	—	9,096,000

Totals	$615,720,573	$9,096,000	$—	$624,816,573

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$3,576,001,338	$—	$—	$3,576,001,338
Mutual Funds	29,302,700	—	—	29,302,700
Repurchase Agreements	—	137,105,000	—	137,105,000

	3,605,304,038	137,105,000	—	3,742,409,038

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	2,541	—	2,541

Totals	$3,605,304,038	$137,107,541	$—	$3,742,411,579

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$4,932,949	$—	$120,917	$5,053,866
All Other	71,151,171	—	—	71,151,171
Repurchase Agreements	—	771,000	—	771,000

Totals	$76,084,120	$771,000	$120,917	$76,976,037

AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$1,956	$9,243	$—	$11,199
Electronic Equipment, Instruments & Components	19,279,094	46,208	—	19,325,302
Health Care Equipment & Supplies	—	4,023	—	4,023
Internet & Catalog Retail	157,531,480	13,053	—	157,544,533
Internet Software & Services	236,541,412	20,503,866	—	257,045,278
IT Services	131,959,193	6,676,128	—	138,635,321
Semiconductors & Semiconductor Equipment	177,146,028	11,902,751	—	189,048,779
Software	215,296,427	504,441	—	215,800,868
Technology Hardware, Storage & Peripherals	114,546,643	32,310,903	—	146,857,546
All Other	75,028,222	—	—	75,028,222
Exchange-Traded Funds	3,745	1,351	—	5,096
Repurchase Agreements	—	30,319,000	—	30,319,000
Options Purchased:
Market Price	5,324,680	—	—	5,324,680

	1,132,658,880	102,290,967	—	1,234,949,847

Investments in Securities—Liabilities
Options Written:
Market Price	(405,700)	—	—	(405,700)
Securities Sold Short, at value	(47,309,045)	—	—	(47,309,045)

	(47,714,745)	—	—	(47,714,745)

Totals	$1,084,944,135	$102,290,967	$—	$1,187,235,102

At September 30, 2016, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2	Level 2 to Level 1
AllianzGI Emerging Markets Opportunities	$—	$1,386,604	(a)
AllianzGI NFJ International Value	—	19,398,518	(a)

(a)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2016, which was not applied on September 30, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2016, was as follows:

	Beginning Balance 6/30/16	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 9/30/16
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Thailand	—	1,565,080		—	—	—	(70,428)	—	—	1,494,652
Preferred Stock:
Russian Federation	$5,185,296	$128,036		$(180,006)	—	$(53,117)	$(1,138,095)	—	—	$3,942,114

Totals	$5,185,296	$1,693,116		$(180,006)	—	$(53,117)	$(1,208,523)	—	—	$5,436,766

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,607,308	—		—	—	—	$50,529	—	—	$1,657,837
Apparel & Textiles	58,619	—		—	—	—	(5,517)	—	—	53,102
Semiconductors	10,552	—		—	—	—	—	—	—	10,552
Corporate Bonds & Notes:
Apparel & Textiles	50,500	—		—	—	—	—	—	—	50,500
Diversified Financial Services	3,009,300	—		—	$45,480	—	706,845	—	$(3,761,625)	—
Convertible Bonds:
Hotels, Restaurants & Leisure	927,500	—		—	—	—	47,400	—	—	974,900
Senior Loans	13,550,266	$2,571,919		—	—	—	(1,718,625)	—	—	14,403,560
Warrants	216,181	—		—	—	—	40,129	—	—	256,310
Preferred Stock	80	—		—	—	—	—	—	—	80

	$19,430,306	$2,571,919		—	$45,480	$—	$(879,239)	$—	$(3,761,625)	$17,406,841

Other Financial Instruments*—Liabilities
Unrealized Depreciation of Unfunded Loan Commitment	—	—	†	—	—	—	(146,843)	—	—	(146,843)

Totals	$19,430,306	$2,571,919		—	$45,480	—	$(1,026,082)	$—	$(3,761,625)	$17,259,998

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	—	$127,450		$(12,960)	—	—	$6,427	—	—	$120,917

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2016:

	Ending Balance at 9/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Preferred Stock	$3,942,114	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.46
Common Stock	$1,494,652	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	340.95

	Ending Balance at 9/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,657,837	Model Price	Proprietary Data Used in Model	$20.67
Apparel & Textiles	$53,102	Model Price	Proprietary Data Used in Model	$22.81
Semiconductors	$10,552	Fundamental Analytical Data Relating to the Investment	Price of Stock	$22.79
Corporate Bonds & Notes:
Apparel & Textiles	$50,500	Model Price	Proprietary Data Used in Model	$5.05
Convertible Bonds Hotels, Restaurants & Leisure	$974,900	Third-Party Pricing Vendor	Single Broker Quote	$97.49
Senior Loans	$14,403,560	Model Price	Proprietary Data Used in Model	$89.34
Warrants	$256,310	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.29872
Preferred Stock	$80	Liquidation Value	Recovery Rate	$0.01	#
Other Financial Instruments*—Liabilities
Unrealized Depreciation of Unfunded Loan Commitment	$(146,843)	Model Price	Proprietary Data Used in Model	$89.34

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock	$120,917	Last Trading Closing Price	Trading Volume	$9.33

THB—Thai Baht

#	Preferred stock trades are in lots of 1,000.
*	Other financial instruments are unfunded loan commitments and derivatives, such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 3 into Level 2 because an evaluated mean price was available on September 30, 2016.
†	Unfunded Loan Commitment.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2016 was:

AllianzGI Emerging Markets Opportunities	$(1,270,202)
AllianzGI Income & Growth	(1,732,927)
AllianzGI Small-Cap Blend	6,427

At September 30, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$216,772,479	$34,790,783	$7,747,671	$27,043,112
AllianzGI Focused Growth	674,882,433	224,522,304	7,904,901	216,617,403
AllianzGI Global Natural Resources	44,171,642	4,110,745	952,779	3,157,966
AllianzGI Global Small-Cap	201,059,162	41,168,644	5,674,086	35,494,558
AllianzGI Health Sciences	153,854,768	15,225,453	4,086,382	11,139,071
AllianzGI Income & Growth	3,387,944,415	27,870,869	429,138,078	(401,267,209)
AllianzGI Mid-Cap	251,854,635	44,325,705	5,390,958	38,934,747
AllianzGI NFJ Dividend Value	4,305,065,174	540,259,902	150,196,417	390,063,485
AllianzGI NFJ International Value	990,892,256	53,176,651	90,719,905	(37,543,254)
AllianzGI NFJ Large-Cap Value	348,519,054	49,426,566	11,434,060	37,992,506
AllianzGI NFJ Mid-Cap Value	523,508,669	114,003,495	12,695,591	101,307,904
AllianzGI NFJ Small-Cap Value	3,376,826,012	570,855,053	205,272,027	365,583,026
AllianzGI Small-Cap Blend	67,971,798	10,182,116	1,177,877	9,004,239
AllianzGI Technology	911,225,349	324,254,884	530,386	323,724,498

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: November 23, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: November 23, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2016